UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21295

JPMorgan Trust I
(Exact name of registrant as specified in charter)

522 Fifth Avenue New York, New York		10036
(Address of principal executive offices)		(Zip code)

Stephen M. Benham 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 480-4111

Date of fiscal year end:	October 31, 2005

Date of reporting period:	July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of July 31, 2005

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2005.

JPMorgan Asia Equity Fund

JPMorgan Asia Equity Fund

Schedule of Portfolio Investments

As of July 31, 2005 (Unaudited)

	Shares	Security Description	Value
LONG TERM INVESTMENTS — 97.2%
COMMON STOCKS — 97.0%
China — 4.7%
	17,440	AU Optronics Corp. ADR	$276,598
	820,000	China Life Insurance Co., Ltd., Class A (a)	609,993
	3,036,000	China Telecom Corp., Ltd., Class H	1,167,480
	2,279,000	Semiconductor Manufacturing International Corp. (a)	482,277
			2,536,348
Hong Kong — 24.6%
	49,000	Cheung Kong Holdings Ltd.	526,775
	244,000	China Merchants Holdings International Co., Ltd.	494,679
	230,000	China Mobile Hong Kong Ltd.	921,252
	450,000	China Unicom Ltd.	402,160
	1,300,000	CNOOC Ltd.	903,415
	200,000	COSCO Pacific Ltd.	392,401
	145,000	Esprit Holdings Ltd.	1,077,703
	350,000	Hang Lung Properties Ltd.	554,629
	80,000	HSBC Holdings plc (Hong Kong Registered Shares)	1,297,336
	101,000	Hutchison Whampoa International Ltd.	983,248
	200,000	Hysan Development Co., Ltd.	470,975
	37,200	Jardine Matheson Holdings Ltd.	680,157
	72,000	Sun Hung Kai Properties Ltd.	740,632
	140,000	Swire Pacific Ltd., Class A	1,335,157
	270,000	Techtronic Industries Co.	669,458
	232,000	Wharf Holdings Ltd.	869,110
	600,000	Wheelock & Co., Ltd.	1,052,404
			13,371,491
Indonesia — 3.6%
	550,000	Astra International TBK PT	327,201
	250,000	Gudang Garam TBK PT	738,883
	800,000	Telekomunikasi Indonesia TBK PT	456,665
	1,000,000	United Tractors TBK PT	453,674
			1,976,423
Malaysia — 2.3%
	8,500	British American Tobacco Malaysia BHD	90,655
	140,000	Malaysia International Shipping Corp. BHD	689,792
	120,000	Tanjong plc	447,940
			1,228,387
Singapore — 8.5%
	570,000	CapitaLand Ltd.	967,046
	168,000	City Developments Ltd.	871,637
	181,000	DBS Group Holdings Ltd.	1,746,211
	85,000	Keppel Corp., Ltd.	640,587
	50,000	Oversea-Chinese Banking Corp.	386,832
			4,612,313
South Korea — 29.2%
	25,800	Daishin Securities Co., Ltd.	379,052
	7,010	Doosan Corp. (a)	108,498
	67,000	Halla Climate Control	607,983
	58,900	Hana Bank	1,869,845
	3,900	Hyundai Mobis	283,623
	41,000	Kangwon Land, Inc.	653,475
	800	KCC Corp.	145,347
	15,600	Kookmin Bank	822,923
	40,900	Korea Electric Power Corp. ADR	714,523
	2,200	Korea Electric Power Corp.	76,401
	30,700	Korean Air Lines Co., Ltd.	585,880
	5,300	POSCO	1,054,175
	29,000	Samsung Corp.	454,331
	9,500	Samsung Electronics Co., Ltd.	5,206,197
	5,850	Samsung Fire & Marine Insurance Co., Ltd.	528,732
	5,900	Sindo Ricoh Co., Ltd.	307,095
	4,750	SK Telecom Co., Ltd.	904,679
	22,280	Ssangyong Motor Co. (a)	164,036
	934,000	STX Pan Ocean Co., Ltd. (a)	533,153
	39,000	Woori Finance Holdings Co., Ltd.	479,011
			15,878,959
Taiwan — 19.6%
	327,000	AU Optronics Corp.	509,735
	614,000	Cathay Financial Holding Co., Ltd.	1,223,794
	537,862	China Steel Corp.	448,100
	400,000	Far EasTone Telecommunications Co., Ltd.	491,313

1

	467,512	Formosa Petrochemical Corp.	848,572
	168,749	Hon Hai Precision Industry Co., Ltd.	945,260
	1,000,000	Hung Poo Real Estate Development Corp.	732,341
	66,000	MediaTek, Inc. (a)	693,865
	478,944	Powerchip Semiconductor Corp.	350,793
	1,074,160	Taiwan Semiconductor Manufacturing Co., Ltd.	1,787,574
	1,000,000	Tatung Co., Ltd. (a)	333,799
	1,000,000	United Microelectronics Corp.	701,432
	852,552	Yuanta Core Pacific Securities Co.	622,976
	884,065	Yulon Motor Co., Ltd.	937,127
			10,626,681
Thailand — 4.5%
	230,000	Bangkok Bank plc	583,793
	250,000	Kasikornbank plc	359,413
	1,500,000	Land and Houses plc	259,696
	130,000	PTT plc	686,592
	95,000	Siam Cement plc	557,449
			2,446,943

		Total Common Stocks
		(Cost $41,505,112)	52,677,545

PREFERRED STOCKS — 0.1%
Singapore — 0.1%
	60,000	City Developments Ltd.
		(Cost $35,206)	52,276

	No. of Rights
RIGHTS — 0.1%
Singapore — 0.1%
	10,000	Oversea-Chinese Banking Corp. (a)
		(Cost $0)	47,469
Total Investments — 97.2%
(Cost $41,540,318)			52,777,290
Other Assets in Excess of Liabilities — 2.8%			1,543,249
Net Assets — 100.0%			$54,320,539

Percentages indicated are based on net assets.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,865,217
Aggregate gross unrealized depreciation	(628,245)
Net unrealized appreciation/depreciation	$11,236,972

Federal income tax cost of investments	$41,540,318

Abbreviations:
ADR	American Depositary Receipt
(a)	Non-income producing security.

Summary of Investments by Industry, July 31, 2005

The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry	Percentage
Semiconductors & Semiconductor Equipment	16.7%
Real Estate	10.8%
Telecommunication	9.3%
Financials	9.1%
Commercial Banks	8.0%
Diversified Financial Services	5.5%
Oil & Gas	4.5%
Automobiles	3.9%
Electronic Equipment & Instruments	3.2%
Industrial Conglomerates	3.0%
Metals & Mining	2.7%
Industrials	2.6%
Insurance	2.1%
Specialty Retail	2.0%
Hotels, Restaurants & Leisure	2.0%
Household Durables	1.8%
Electric Utilities	1.5%
Retail	1.4%
Airlines	1.1%
Construction Materials	1.0%
Others (Below 1%)	5.0%
Total	97.2%

2

JPMorgan Emerging Markets Equity Fund

JPMorgan Emerging Markets Equity Fund

Schedule of Portfolio Investments

As of July 31, 2005 (Unaudited)

	Shares	Security Description	Value
LONG TERM INVESTMENTS — 96.3%
COMMON STOCKS — 94.1%
Brazil — 8.9%
	151,840	Cia Vale do Rio Doce, ADR (l)	$4,228,744
	97,269	Petroleo Brasileiro SA, ADR (l)	4,447,139
	216,296	Ultrapar Participacoes SA, ADR (l)	3,547,254
	93,606	Uniao de Bancos Brasileiros SA, GDR (l)	3,443,765
			15,666,902
China — 1.0%
	1,834,000	Anhui Conch Cement Co., Ltd, Class H (l)	1,727,135
Egypt — 2.2%
	39,384	Orascom Telecom Holding SAE (a) (l)	3,907,639
Hong Kong — 0.9%
	2,502,000	GOME Electrical Appliances Holdings Ltd. (l)	1,547,250
India — 7.5%
	239,786	Dr Reddy’s Laboratories, Ltd, ADR (l)	4,534,353
	191,845	Housing Development Finance Corp. (l)	4,088,189
	141,227	Reliance Industries, Ltd, GDR (l)	4,563,820
			13,186,362
Indonesia — 2.3%
	12,609,044	Bank Rakyat Indonesia (l)	4,103,530
Israel — 2.1%
	1,122,798	Bank Hapoalim Ltd. (l)	3,777,429
Malaysia — 2.5%
	356,600	British American Tobacco Malaysia BHD (l)	3,803,226
	2,389,400	MK Land Holdings BHD (l)	660,684
			4,463,910
Mexico — 5.0%
	206,802	America Movil SA de CV, Series L, ADR (l)	4,603,413
	66,584	Fomento Economico Mexicano SA de CV, ADR (l)	4,327,960
			8,931,373
Russia — 5.0%
	19,297	MMC Norilsk Nickel (l)	1,332,458
	47,222	MMC Norilsk Nickel, ADR (l)	3,260,679
	117,767	Mobile Telesystems, ADR (l)	4,176,018
			8,769,155
South Africa — 9.2%
	1,734,255	FirstRand, Ltd. (l)	4,181,203
	38,949	Impala Platinum Holdings, Ltd. (l)	3,604,391
	551,346	Massmart Holdings, Ltd. (l)	4,123,890
	1,748,183	Steinhoff International Holdings, Ltd. (l)	4,403,419
			16,312,903
South Korea — 22.1%
	497,170	Daeduck Electronics Co. (l)	4,277,101
	141,680	Hana Bank (l)	4,497,787
	57,200	Hyundai Mobis (l)	4,159,809
	70,160	Hyundai Motor Co. (l)	4,827,304
	256,740	Kangwon Land, Inc. (l)	4,092,030
	6	Kookmin Bank (l)	317
	286,860	Samsung Corp. (l)	4,494,116
	7,875	Samsung Electronics Co., Ltd. (l)	4,315,664
	12,121	Shinsegae Co., Ltd. (l)	4,270,851
	192,635	SK Telecom Co., Ltd, ADR (l)	4,135,874
			39,070,853
Taiwan — 12.4%
	9,771,000	China Development Financial Holding Corp. (a) (l)	4,040,858
	3,255,000	Hung Poo Real Estate Development Corp. (l)	2,383,770
	2,829,000	Sunplus Technology Co., Ltd. (l)	3,787,083
	2,583,096	Synnex Technology International Corp. (l)	3,722,955
	2,650,751	Tong Yang Industry (l)	3,687,154
	1,103,952	United Microelectronics Corp., ADR (a) (l)	4,250,214
			21,872,034

1

Thailand — 4.1%
	5,061,300	Kiatnakin Finance plc (l)	3,523,651
	20,172,300	Land and Houses plc (l)	3,714,314
			7,237,965
Turkey — 8.9%
	819,660	Akbank TAS (l)	4,469,825
	182,580	Anadolu Efes Biracilik Ve Malt Sanayii AS (l)	4,115,279
	910,300	Turk Sise Ve Cam Fabrikalari (l)	3,277,084
	700,000	Turkcell Iletisim Hizmet (l)	3,815,028
			15,677,216

		Total Common Stock
		(Cost $141,305,976)	166,251,656

PREFERRED STOCK — 2.2%
South Korea — 2.2%
	10,400	Samsung Electronics Co., Ltd. (l)
		(Cost $3,494,907)	3,902,686

		Total Long Term Investments
		(Cost $144,800,883)	170,154,342
Total Investments — 96.3%
(Cost $144,800,883)			170,154,342
Other Assets Less Liabilities — 3.7%			6,586,751
Net Assets (100%)			$176,741,093

Percentages indicated are based on net assets.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,375,809
Aggregate gross unrealized depreciation	(2,022,350)
Net unrealized appreciation/depreciation	$25,353,459

Federal income tax cost of investments	$144,800,883

Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
ZAR	South African Rand

(a)	Non-income producing security.

(l)	All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

2

Summary of Investments by Industry, July 31, 2005

The following represents the allocations by industry for common stocks, preferred stocks, and other investments based on net assets:

Industry	Percentage
Commercial Banks	15.6%
Wireless Telecommunication Services	9.5%
Semiconductors & Semiconductor Equipment	9.2%
Metals & Mining	7.0%
Beverages	4.8%
Food & Staples Retailing	4.7%
Household Durables	4.6%
Oil, Gas & Consumable Fuels	4.5%
Auto Components	4.4%
Chemicals	2.7%
Automobiles	2.7%
Pharmaceuticals	2.6%
Financials	2.5%
Trading Companies & Distributors	2.5%
Electronic Equipment & Instruments	2.4%
Hotels, Restaurants & Leasure	2.3%
Thrifts & Mortgage Finance	2.3%
Telecommunication Services	2.2%
Tobacco	2.2%
Technology Distributors	2.1%
Housewares	1.9%
Real Estate	1.7%
Industrials	1.0%
Other (below 1.0%)	0.9%
Total	96.3%

Spot Foreign Currency Exchange Contracts

Contracts To Buy		Settlement Date	Settlement Value (USD)	Value at 7/31/05 (USD)	Net Unrealized Appreciation (Depreciation) (USD)
4,881,831	HKD	8/1/05	$627,630	$628,005	$375
5,116,884	HKD	8/2/05	658,247	658,243	(4)
2,221,140	ZAR	8/1/05	334,711	337,880	3,169
					3,540

3

JPMorgan Global Healthcare Fund

JPMorgan Global Healthcare Fund

Portfolio of Investments

As of July 31, 2005 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
LONG-TERM INVESTMENTS

COMMON STOCKS — 99.6%
Belgium — 0.8%
	2	Solvay S.A., Class A (l)	$177
Czech Republic — 0.6%
	4	Zentiva N.V., GDR, Regulation S (a) (l)	133
France — 4.4%
	11	Sanofi-Aventis (l)	989
Germany — 2.3%
	15	Bayer AG (l)	531
Japan — 3.8%
	14	Olympus Corp. (l)	281
	11	Sankyo Co., Ltd. (l)	217
	14	Suzuken Co., Ltd. (l)	368
			866
Switzerland — 12.9%
	29	Novartis AG (l)	1,409
	10	Roche Holding AG (l)	1,362
	1	Synthes, Inc. (l)	161
			2,932
United Kingdom — 12.5%
	22	AstraZeneca plc (l)	976
	65	GlaxoSmithKline plc (l)	1,524
	34	Smith & Nephew plc (l)	326
			2,826
United States — 62.3%
	3	Abbott Laboratories (l)	134
	13	Adolor Corp. (a) (l)	124
	6	Aetna, Inc. (l)	470
	16	Amgen, Inc. (a) (l)	1,280
	12	AtheroGenics, Inc. (a) (l)	194
	4	Bausch & Lomb, Inc. (l)	318
	9	Baxter International, Inc. (l)	360
	13	Boston Scientific Corp. (a) (l)	363
	4	Celgene Corp. (a) (l)	213
	16	Cypress Bioscience, Inc. (a) (l)	217
	15	Eli Lilly & Co. (l)	860
	3	Forest Laboratories, Inc. (a) (l)	127
	9	Gilead Sciences, Inc. (a) (l)	412
	2	Guidant Corp. (l)	161
	29	Incyte Corp. (a) (l)	229
	29	Johnson & Johnson (l)	1,873
	7	Medco Health Solutions, Inc. (a) (l)	354
	5	Medicis Pharmaceutical Corp., Class A (l)	181
	4	Medtronic, Inc. (l)	208
	8	Merck & Co., Inc. (l)	243
	7	Nabi Biopharmaceuticals (a) (l)	98
	5	OSI Pharmaceuticals, Inc. (a) (l)	214
	6	Pacificare Health Systems, Inc. (a) (l)	429
	69	Pfizer, Inc. (l)	1,816
	5	Sepracor, Inc. (a) (l)	277
	9	St. Jude Medical, Inc. (a) (l)	437
	10	Theravance, Inc. (a) (l)	207
	2	United Therapeutics Corp. (a) (l)	115
	13	WellPoint, Inc. (a) (l)	889
	20	Wyeth (l)	908
	5	Zimmer Holdings Inc (a) (l)	431
			14,142
		Total Common Stocks
		(Cost $19,412)	22,596
SHORT-TERM INVESTMENTS — 0.0% (g)
Investment Company — 0.0% (g)
	2	JPMorgan Prime Money Market Fund (b)
		(Cost $2)	2
Total Investments — 99.6%
(Cost $19,414)			22,598
Other Assets in Excess of Liabilities — 0.4%			85
Net Assets (100%)			$22,683

1

Percentages indicated are based on net assets.

Abbreviations:

AUD	Australian Dollar.
CHF	Swiss Franc.
DKK	Danish Krone.
EUR	Euro Dollar.
GBP	Great Britain Pound.
GDR	Global Depository Receipt
JPY	Japanese Yen.
NZD	New Zealand Dollar.
SEK	Swedish Krona.
SGD	Singapore Dollar.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%
(l)	All or a portion of this security is segregated for current or potential holidngs of forward foreign currency contracts.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows (amounts in thousands):

Aggregate gross unrealized appreciation	$3,580
Aggregate gross unrealized depreciation	(396)
Net unrealized appreciation/depreciation	$3,184

Federal income tax cost of investments	$19,414

Summary of Investments by Industry, July 31, 2005

The following represents the allocation by industry for common stocks and other investments based on net assets:

Industry	Percentage
Pharmaceuticals	59.3%
Healthcare Equipment & Supplies	20.5
Health Care/Health Care Services	7.9
Biotechnology	7.6
Chemicals	3.1
Manufacturing	1.2
Total	99.6%

Forward Foreign Currency Exchange Contracts

Contracts To Buy		Settlement Date	Settlement Value (USD)		Value at 7/31/05 (USD)		Net Unrealized Appreciation (Depreciation) (USD)
156,263	AUD	8/10/05	$119		$118		$(1)
80,000	AUD for
77,150	CHF	8/10/05	60	#	61	#	1
522,844	CHF	8/10/05	410	#	406	#	(4)
50,170	CHF for
51,350	AUD	8/10/05	39	#	39	#	— ^^
39,846	CHF for
25,533	EUR	8/10/05	31	#	31	#	— ^^
84,264	CHF for
37,753	GBP	8/10/05	66	#	65	#	(1)
333,170	DKK	8/10/05	57		54		(3)
546,672	EUR	8/10/05	684		663		(21)
90,000	EUR for
139,545	CHF	8/10/05	108	#	109	#	1
57,819	EUR for
7,775,251	JPY	8/10/05	70	#	70	#	— ^^
93,476	EUR for
868,594	SEK	8/10/05	112	#	113	#	1
231,682	GBP	8/10/05	423	#	407	#	(16)
12,751	GBP for

2

28,712	CHF	8/10/05	22	#	22	#	— ^^
39,527	GBP for
532,311	SEK	8/10/05	69	#	70	#	1
42,805,347	JPY	8/10/05	396		381		(15)
10,439,250	JPY for
78,070	EUR	8/10/05	95	#	93	#	(2)
334,236	NZD	8/10/05	241		227		(14)
55,645	NZD for
50,000	AUD	8/10/05	38	#	38	#	— ^^
2,322,172	SEK	8/10/05	325		299		(26)
420,944	SEK for
45,674	EUR	8/10/05	55	#	54	#	(1)
201,339	SEK for
15,101	GBP	8/10/05	27	#	26	#	(1)
299,002	SGD	8/10/05	181		180		(1)
46,510	SGD for
37,083	AUD	8/10/05	28	#	28	#	— ^^
			$3,656		$3,554		$(102)

Contracts To Sell		Settlement Date	Settlement Value (USD)	Value at 7/31/05 (USD)	Net Unrealized Appreciation (Depreciation) (USD)
70,000	AUD	8/10/05	$54	$53	$1
1,759,865	CHF	8/10/05	1,443	1,366	77
1,181,059	EUR	8/10/05	1,487	1,432	55
427,866	GBP	8/10/05	785	752	33
19,389,220	JPY	8/10/05	178	173	5
157,303	NZD	8/10/05	110	107	3
426,001	SEK	8/10/05	54	54	—	^^
287,747	SGD	8/10/05	172	173	(1)
			$4,283	$4,110	$173

#                 For cross-currency exchange contracts, the settlement value is the market value at 7/31/05 of the currency being sold, and the value at 7/31/05 of the currency being purchased.

^^            Amount rounds to less than one thousand.

3

JPMorgan International Equity Fund

JPMorgan International Equity Fund

Schedule of Portfolio Investments

As of July 31, 2005 (Unaudited)

	Shares	Security Description	Value
LONG TERM INVESTMENTS — 99.5%
COMMON STOCKS — 99.5%
Argentina — 0.0% (g)	55,000	IMPSAT Fiber Networks, Inc. (a) (l)	$1

Australia — 1.2%	2,116,734	BHP Billiton Ltd. (l)	31,216,411

Belgium — 2.2%	1,440,929	Dexia (l)	32,609,126
	782,452	Fortis (l)	22,832,933
			55,442,059

Brazil — 1.5%	423,433	Cia Vale do Rio Doce SP ADR (l)	11,792,609
	859,491	Cia Vale do Rio Doce ADR (l)	27,985,027
			39,777,636

Finland — 1.1%	1,741,277	Nokia OYJ (l)	27,725,229

France — 12.3%	1,381,933	AXA SA (l)	37,717,494
	557,136	BNP Paribas (l)	40,189,107
	740,599	Compagnie de Saint-Gobain (l)	44,433,746
	392,278	Dassault Systemes SA (l)	20,088,834
	349,114	Imerys SA (l)	25,663,142
	297,309	Lafarge SA (l)	28,120,333
	480,526	Total SA (l)	120,165,918
			316,378,574

Germany — 6.1%	301,390	BASF AG (l)	21,365,338
	797,893	Bayerische Motoren Werke AG (l)	37,346,852
	1,045,851	Deutsche Post AG (l)	25,893,520
	129,917	SAP AG (l)	22,262,364
	337,018	Schering AG (l)	21,221,070
	392,824	Siemens AG (l)	30,218,661
			158,307,805

Hong Kong — 0.5%	1,787,500	Esprit Holdings Ltd. (l)	13,285,473

Ireland — 1.0%	1,598,424	Bank of Ireland (l)	26,608,197

Italy — 4.3%	3,397,126	ENI SpA (l)	96,243,792
	1,176,900	Mediaset SpA (l)	14,307,906
			110,551,698

Japan — 19.2%	873,100	Astellas Pharmaceutical, Inc. (l)	28,370,943
	888,063	Canon, Inc. (l)	43,676,707
	843,900	Chugai Pharmaceutical Co., Ltd. (l)	14,267,967
	487,800	Credit Saison Co., Ltd. (l)	16,242,933
	790,500	Daikin Industries Ltd. (l)	19,174,779
	255,800	Fanuc Ltd. (l)	18,144,048
	78,800	Hirose Electric Co., Ltd. (l)	8,163,388
	711,000	Honda Motor Co., Ltd. (l)	36,606,903
	250,500	Hoya Corp. (l)	30,820,297
	704,000	Kao Corp. (l)	16,063,094
	1,074,000	Matsushita Electric Industrial Co., Ltd. (l)	17,400,470
	1,733,600	Mitsubishi Corp. (l)	24,672,392
	4,758	Mitsubishi Tokyo Financial Group, Inc. (l)	39,640,854
	24,900	Nidec Corp. (l)	2,691,458
	3,436,500	Nikko Cordial Corp. (l)	14,671,894
	133,100	Nintendo Co., Ltd. (l)	13,939,872
	2,764	Nippon Telegraph & Telephone Corp. (l)	12,090,444
	473,300	Nitto Denko Corp. (l)	25,900,055
	60	Orix Corp. (l)	8,860
	426,000	Secom Co., Ltd. (l)	18,912,960
	819,000	Sharp Corp. (l)	12,358,495
	557,600	Shin-Etsu Chemical Co., Ltd. (l)	21,081,486
	176,100	SMC Corp. (l)	19,932,617
	3,413,000	Sumitomo Corp. (l)	28,692,894
	181,450	Takefuji Corp. (l)	11,707,614
			495,233,424

Mexico — 0.8%	335,809	Fomento Economico Mexicano SA de CV ADR (l)	21,827,585

1

Netherlands — 5.2%	1,409,531	ABN Amro Holdings NV (l)	35,080,353
	866,039	ING Groep NV CVA (l)	26,177,490
	1,001,810	Koninklijke Philips Electronics NV (l)	27,163,645
	1,662,130	Reed Elsevier NV (l)	22,620,910
	1,124,537	Wolters Kluwer NV CVA (l)	21,821,615
	8,600	World Online International NV (a) (l)	—
			132,864,013

South Korea — 1.4%	102,090	Samsung Electronics Co., Ltd. GDR (e) (l)	28,090,411
	423,430	SK Telecom Co., Ltd. ADR (l)	9,091,042
			37,181,453

Spain — 2.4%	602,779	Altadis SA (l)	25,418,803
	2,951,015	Banco Popular Espanol SA (l)	35,208,693
			60,627,496

Sweden — 1.1%	8,216,036	Telefonaktiebolaget LM Ericsson, Class B (l)	28,128,179

Switzerland — 11.6%	668,480	Adecco SA (l)	33,374,870
	553,430	Holcim Ltd. (l)	34,200,530
	179,735	Nestle SA (l)	49,337,238
	1,021,140	Novartis AG (l)	49,664,487
	366,348	Roche Holding AG (l)	49,679,275
	687,259	UBS AG (l)	56,306,951
	149,763	Zurich Financial Services AG (a) (l)	26,565,034
			299,128,385

United Kingdom — 27.6%	1,322,936	Aviva plc (l)	15,175,403
	4,417,505	Barclays plc (l)	43,204,796
	5,171,056	BG Group plc (l)	42,715,548
	1,756,576	British Land Co. plc (l)	25,892,774
	5,995,286	Centrica plc (l)	24,698,626
	3,046,015	GlaxoSmithKline plc (l)	71,626,913
	4,978,035	HSBC Holdings plc (l)	80,696,818
	503,774	Intercontinental Hotels Group plc (l)	6,405,960
	5,540,430	Kingfisher plc (l)	25,026,347
	11,050,102	Morrison Supermarkets (l)	36,861,591
	2,974,418	National Grid Transco plc (a) (l)	27,417,354
	1,384,679	Royal Bank of Scotland Group plc (l)	41,133,439
	1,215,306	Schroders plc (l)	16,559,161
	2,469,134	Smith & Nephew plc (l)	23,414,146
	1,508,771	Standard Chartered plc (l)	29,387,182
	8,514,799	Tesco plc (l)	48,663,294
	29,729,551	Vodafone Group plc (l)	76,574,093
	334,100	Vodafone Group plc ADR (l)	8,629,803
	2,316,682	Wolseley plc (l)	48,225,722
	1,857,837	WPP Group plc (l)	19,627,303
			711,936,273

		Total Common Stocks (Cost $2,219,634,490)	2,566,219,891

Principal Amounts
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 12.4%
Repurchase Agreements — 12.4%
95,000,000	Credit Suisse First Boston LLC, 3.31% dated 7/29/05 due 08/01/05, repurchase price $95,008741 collateralized by U.S. Agency Mortgages	95,000,000

100,000,000	Credit Suisse First Boston LLC, 3.31% dated 7/29/05 due 08/01/05, repurchase price $100,009,201 collateralized by U.S. Agency Mortgages	100,000,000

50,000,000	Credit Suisse First Boston LLC, 3.31% dated 7/29/05 due 08/01/05, repurchase price $50,004,601 collateralized by U.S. Agency Mortgages	50,000,000

10,000,000	Credit Suisse First Boston LLC, 3.31% dated 7/29/05 due 08/01/05, repurchase price $10,000,920 collateralized by U.S. Agency Mortgages	10,000,000

64,516,715	Barclays Capital, 3.34% dated 7/29/05 due 08/01/05, repurchase price $64,522,705 collateralized by U.S. Agency Mortgages	64,516,715

	Total Investments of Cash Collateral for Securities Loaned (Cost $435,914,264)	319,516,715

2

Total Investments — 111.9% (Cost $2,539,151,205)	$2,885,736,606
Other Assets Less Liabilities — (11.9)%	(307,221,312)
Net Assets — 100.0%	$2,578,515,294

Percentages indicated are based on net assets.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$373,038,386
Aggregate gross unrealized depreciation	(26,452,985)
Net unrealized appreciation/depreciation	$346,585,401

Federal income tax cost of investments	$2,539,151,205

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

(a)	Non-income producing security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(l)	All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

Summary of Investments by Industry, July 31, 2005

The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry	Percentage
Commercial Banks	14.4%
Oil, Gas & Consumable Fuels	11.0%
Pharmaceuticals	9.1%
Trading Companies & Distributors	3.9%
Wireless Telecommunication Services	3.7%
Capital Markets	3.4%
Construction Materials	3.4%
Food & Staples Retailing	3.3%
Insurance	3.1%
Media	3.0%
Automobiles	2.9%
Metals & Mining	2.8%
Electronic Equipment & Instruments	2.7%
Chemicals	2.6%
Building Products	2.5%
Communications Equipment	2.2%
Household Durables	2.2%
Software	2.2%
Commercial Services & Supplies	2.0%
Diversified Financial Services	1.9%
Food Products	1.9%
Diversified Telecommunication Services	1.7%
Office Electronics	1.7%
Machinery	1.5%
Specialty Retail	1.5%
Industrial Conglomerates	1.2%
Consumer Finance	1.1%
Multi-Utilities	1.1%
Air Freight & Logistics	1.0%
Real Estate	1.0%
Tobacco	1.0%
Investments of Cash Collateral for Securities On Loan	12.4%
Other (below 1%)	2.5%
Total	111.9%

3

JPMorgan International Growth Fund

JPMorgan International Growth Fund

Schedule of Portfolio Investments

As of July 31, 2005 (Unaudited)

	Shares	Security Description	Value
LONG TERM INVESMENTS — 98.8%
COMMON STOCKS — 97.6%
Australia — 1.1%
	3,165	News Corp., Class B CID (l)	$54,667
Brazil — 1.6%
	2,400	Cia Vale do Rio Doce ADR (l)	78,144
China — 1.1%
	70,000	China Life Insurance Co., Ltd., Class H (a) (l)	52,073
Finland — 1.4%
	4,320	Nokia OYJ (l)	68,785
France — 4.9%
	770	BNP Paribas (l)	55,544
	1,000	Dassault Systemes SA (l)	51,211
	530	Total SA (l)	132,538
			239,293
Germany — 4.7%
	1,130	Bayerische Motoren Werke AG (l)	52,892
	710	SAP AG (l)	121,664
	910	Schering AG (l)	57,300
			231,856
Hong Kong — 1.9%
	12,500	Esprit Holdings Ltd. (l)	92,905
Ireland — 3.1%
	5,000	Anglo Irish Bank Corp. plc (l)	66,937
	8,800	Smith & Nephew plc (l)	83,448
			150,386
Italy — 1.4%
	5,700	Mediaset SPA (l)	69,297
Japan — 19.9%
	2,000	Astellas Pharmaceutical, Inc. (l)	64,989
	2,300	Canon, Inc. (l)	113,119
	3,600	Chugai Pharmaceutical Co., Ltd. (l)	60,866
	1,600	Credit Saison Co., Ltd. (l)	53,277
	2,000	Daikin Industries Ltd. (l)	48,513
	65	eAccess Ltd. (l)	44,841
	700	Fanuc Ltd. (l)	49,651
	700	Hoya Corp. (l)	86,125
	11	Mitsubishi Tokyo Financial Group, Inc. (l)	91,646
	12,000	Nikko Cordial Corp. (l)	51,233
	1,200	Nitto Denko Corp. (l)	65,667
	190	SFCG Co., Ltd. (l)	42,775
	1,000	Sharp Corp. (l)	15,090
	600	SMC Corp. (l)	67,914
	9,000	Sumitomo Corp. (l)	75,662
	610	Takefuji Corp. (l)	39,358
			970,726
Luxembourg — 1.5%
	4,700	SES Global SA FDR (l)	73,772
Mexico — 2.7%
	2,700	America Movil SA de CV, Series L ADR (l)	60,102
	1,100	Fomento Economico Mexicano SA de CV ADR (l)	71,500
			131,602
Netherlands — 1.3%
	1,870	TomTom (a) (l)	61,829
South Korea — 1.1%
	200	Samsung Electronics Co., Ltd. GDR (l)	55,031
Spain — 4.9%
	2,110	Altadis SA (l)	88,977
	9,048	Telefonica SA (l)	152,038
			241,015
Sweden — 2.4%
	33,600	Telefonaktiebolaget LM Ericsson, B Shares (l)	115,032
Switzerland — 14.8%
	1,960	Adecco SA (l)	97,856
	350	Kuehne & Nagel International AG (l)	78,110
	370	Nestle SA (l)	101,565
	3,650	Novartis AG (l)	177,523
	1,375	Roche Holding AG (l)	186,459
	980	UBS AG (l)	80,291
			721,804

1

United Kingdom — 27.8%
	4,900	Barclays plc (l)	47,924
	13,020	BG Group plc (l)	107,552
	5,800	British Sky Broadcasting plc (l)	54,356
	1,100	Carnival plc (l)	59,136
	13,500	Centrica plc (l)	55,616
	8,470	GlaxoSmithKline plc (l)	199,172
	4,400	HSBC Holdings plc (l)	71,353
	6,685	Intertek Group plc (l)	83,604
	12,787	Kingfisher plc (l)	57,759
	14,500	Morrison Supermarkets (l)	48,370
	1,500	Royal Bank of Scotland Group plc (l)	44,559
	3,800	Standard Chartered plc (l)	74,015
	15,200	Tesco plc (l)	86,870
	79,000	Vodafone Group plc (l)	203,479
	4,000	Wolseley plc (l)	83,267
	7,600	WPP Group plc (l)	80,291
			1,357,323

		Total Common Stocks (Cost $3,958.282)	4,765,538

PREFERRED STOCKS — 1.2%
Germany — 1.2%
	73	Porsche AG (l) (Cost $29,372)	57,904
Total Long Term Investments — 98.8% (Cost $3,987,654)			$4,823,442
Other Assets in Excess of Liabilities — 1.2%			58,792
Net Assets — 100.0%			$4,882,234

Percentages indicated are based on net assets.

Abbreviations:
ADR	American Depositary Receipt
CID	Central International Deposit
FDR	Federal Depositary Receipt
GDR	Global Depositary Receipt

(a)	Non-income producing security.

(l)	All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$924,923
Aggregate gross unrealized depreciation	(89,135)
Net unrealized appreciation/depreciation	$835,788

Federal income tax cost of investments	$3,987,654

2

Summary of Investments by Industry, July 31, 2005

The following represents the allocations by industry for common stocks and other investments based on net assets:

Industry	Percentage
Pharmaceuticals	15.3%
Commercial Banks	9.3%
Telecommunication	8.5%
Media	6.8%
Oil & Gas	6.0%
Food & Staples Retailing	4.9%
Software	4.8%
Communications Equipment	3.8%
Commercial Services & Supplies	3.7%
Trading Companies & Distributors	3.2%
Automobiles	2.3%
Specialty Retail	3.1%
Electronics/Electrical Equipment	2.9%
Capital Markets	2.7%
Machinery	2.4%
Office Electronics	2.3%
Consumer Finance	1.9%
Tobacco	1.8%
Health Care Equipment & Supplies	1.7%
Marine	1.6%
Metals & Mining	1.6%
Beverages	1.5%
Chemicals	1.3%
Hotels, Restaurants & Leisure	1.2%
Insurance	1.1%
Other (below 1%)	3.1%
Total	98.8%

3

JPMorgan International Opportunities Fund

JPMorgan International Opportunities Fund

Schedule of Portfolio Investments

As of July 31, 2005 (Unaudited)

	Shares	Security Description	Value
Long-Term Investments — 100.7%
Common Stocks — 100.7%
Australia — 1.2%
	129,633	News Corp. CID, (l)	$2,114,110
	719,595	Southern Pacific Petroleum NL (a) (i) (l)	—
			2,114,110
Belgium — 0.8%
	13,643	Solvay SA, Class A (l)	1,470,826
Brazil — 2.1%
	68,229	Cia Vale do Rio Doce, ADR (l)	1,900,178
	41,703	Petroleo Brasileiro SA, ADR (l)	1,906,661
			3,806,839
Finland — 2.3%
	74,428	Metso OYJ (l)	1,791,848
	50,081	Nokia OYJ (l)	797,407
	44,439	Tietoenator OYJ (l)	1,446,128
			4,035,383
France — 12.0%
	119,073	AXA SA (l)	3,249,894
	52,359	BNP Paribas (l)	3,776,926
	23,740	LVMH Moet Hennessy Louis Vuitton SA (l)	1,968,123
	37,686	Peugeot SA (l)	2,419,333
	7,102	Sanofi-Aventis (l)	613,054
	31,393	Schneider Electric SA (l)	2,462,124
	27,515	Total SA (l)	6,880,721
			21,370,175
Germany — 6.3%
	9,217	BASF AG (l)	653,387
	100,006	Bayer AG (l)	3,567,683
	22,334	Bayerische Motoren Werke AG (l)	1,045,384
	45,190	E.On AG (l)	4,175,303
	10,483	SAP AG (l)	1,796,350
			11,238,107
Greece — 0.7%
	30,600	Alpha Bank AE (l)	848,244
	14,097	OPAP SA (l)	458,239
			1,306,483
Hong Kong — 2.0%
	347,000	Sun Hung Kai Properties Ltd. (l)	3,569,435
India — 1.5%
	25,249	ICICI Bank Ltd. ADR (l)	666,826
	62,426	Reliance Industries Ltd. GDR (b) (l)	2,016,360
			2,683,186
Ireland — 1.2%
	77,658	CRH plc (l)	2,198,810
Italy — 0.6%
	204,993	Banca Intesa S.p.A. (l)	995,299
Japan — 17.0%
	11,900	Aiful Corp. (l)	856,438
	432,000	Daiwa Securities Group, Inc. (l)	2,527,075
	22,100	Honda Motor Co., Ltd. (l)	1,137,852
	680,000	Itochu Corp. (l)	3,521,890
	103	Japan Tobacco, Inc. (l)	1,462,463
	257,000	Konica Minolta Holdings, Inc. (l)	2,339,776
	45,900	Kurita Water Industries Ltd. (l)	726,522
	26,100	Kyocera Corp. (l)	1,838,746
	173,000	Mitsui Chemicals, Inc. (l)	1,045,423
	14,300	Nintendo Co., Ltd. (l)	1,497,672
	1,636	NTT DoCoMo, Inc. (l)	2,568,170
	50,800	Sony Corp. (l)	1,661,333
	146	Sumitomo Mitsui Financial Group, Inc. (l)	960,008
	57,400	Tokyo Electric Power Co., Inc. (l)	1,373,379
	46,000	Toyota Motor Corp. (l)	1,738,835
	965	UFJ Holdings, Inc. (a) (l)	4,966,116
			30,221,698

1

Netherlands — 7.9%
	269,508	Hagemeyer N.V. (a) (l)	675,627
	117,516	ING Groep N.V. CVA (l)	3,552,119
	118,239	Koninklijke Philips Electronics N.V. (l)	3,205,999
	44,855	Koninklijke Wessanen N.V. CVA (l)	704,248
	337,196	Royal KPN N.V. (l)	2,928,131
	34,933	Royal Numico N.V. (a) (l)	1,472,934
	62,660	TNT N.V. (l)	1,589,796
			14,128,854
Norway — 1.7%
	71,235	Statoil ASA (l)	1,545,670
	162,139	Telenor ASA (l)	1,393,527
			2,939,197
Portugal — 0.9%
	164,898	Portugal Telecom SGPS SA (l)	1,567,511
Singapore — 0.7%
	711,785	Singapore Telecommunications Ltd. (l)	1,182,984
South Korea — 2.1%
	26,942	Kookmin Bank ADR (l)	1,419,305
	20,100	LG.Philips LCD Co Ltd ADR (a) (l)	462,702
	3,469	Samsung Electronics Co., Ltd. (l)	1,901,084
			3,783,091
Sweden — 1.3%
	130,383	Atlas Copco AB, Class A (l)	2,210,327
Switzerland — 9.9%
	67,861	Compagnie Financiere Richemont AG, Class A (l)	2,391,989
	40,283	Roche Holding AG (l)	5,462,648
	21,866	Swiss Reinsurance Co. (Registered) (l)	1,390,442
	19,303	Synthes, Inc. (l)	2,093,762
	39,512	UBS AG (Registered) (l)	3,237,208
	17,144	Zurich Financial Services AG (Registered) (a) (l)	3,041,011
			17,617,060
Taiwan — 1.2%
	23,692	HON HAI Precision Industry Co., GDR (l)	265,765
	94,364	HON HAI Precision Industry Co., GDR (Registered) (b) (l)	1,069,366
	93,204	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (l)	800,622
			2,135,753
Thailand — 0.7%
	503,800	Bangkok Bank PCL, Class F (l)	1,278,760
United Kingdom — 26.6%
	67,036	AstraZeneca plc (l)	3,029,363
	167,888	Barclays plc (l)	1,642,005
	126,167	BBA Group plc (l)	674,659
	188,932	BG Group plc (l)	1,560,674
	194,527	BP plc (l)	2,139,434
	40,902	British American Tobacco plc (l)	817,307
	143,065	British Sky Broadcasting plc (l)	1,340,764
	297,444	Cadbury Schweppes plc (l)	2,854,744
	269,790	HSBC Holdings plc (l)	4,362,170
	43,940	Imperial Tobacco Group plc (l)	1,129,945
	30,064	Intercontinental Hotels Group plc (l)	382,292
	703,935	International Power plc (a) (l)	2,619,894
	115,878	Reckitt Benckiser plc (l)	3,475,243
	253,884	Royal Bank of Scotland Group plc (l)	7,541,908
	34,797	SABMiller plc (l)	606,587
	70,509	Scottish & Southern Energy plc (l)	1,212,306
	685,600	Tesco plc (l)	3,918,302
	2,545,360	Vodafone Group plc (l)	6,556,057
	74,798	Wolseley plc (l)	1,557,049
			47,420,703
		Total Common Stocks
		(Cost $141,462,541)	179,274,591
		Total Long-Term Investments
		(Cost $141,462,541)	179,274,591

2

Short-term Investment — 0.1%
Investment Company — 0.1%

Principal Amount
$112,614	JPMorgan Prime Money Market Fund (b)	112,614
	Total Short-term Investment
	(Cost $112,614)	112,614
Investments for Cash Collateral for Securities Loaned — 11.0%
Investment Companies — 2.6%

Shares
1,105,495	BGI Prime Money Market Fund	1,105,495
3,500,000	Morgan Stanley Institutional Liquidity Fund	3,500,000
	Total Investment Companies
	(Cost $4,605,495)	4,605,495
Repurchase Agreements — 8.4%

Principal Amount
15,000,000	Credit Suisse First Boston LLC, 3.31%,
	dated 07/29/05, repurchase price
	$15,004,141 collateralized by U.S.
	Agency Mortgages
	(Cost $15,000,000)	15,000,000
	Total Investments for Cash Collateral for
	Securities Loaned (Cost $19,605,495)	19,605,495
Total Investments — 111.8%
(Cost $161,180,650)		$198,992,700
Other Liabilities in Excess of Assets — (11.8)%		(20,927,336)
Net Assets — 100.0%		$178,065,364

Percentages indicated are based on net assets.

Abbreviations:

ADR	American Depositary Receipt.
AUD	Australian Dollar.
CAD	Canadian Dollar.
CHF	Swiss Franc.
CID	Central International Deposit.
CVA	Dutch Certification.
EUR	Euro.
GBP	Great Britain Pound.
GDR	Global Depositary Receipt.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
NOK	Norwegian Krone.
SEK	Swedish Krona.
SGD	Singapore Dollar.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

3

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	39,747,602
Aggregate gross unrealized depreciation	(1,935,552)
Net unrealized appreciation/depreciation	$37,812,050

Federal income tax cost of investments	$161,180,650

Summary of Investments by Industry, July 31, 2005

The following represents the allocation by industry for common stocks and other investments based on net assets:

Industry	Percentage
Commercial Banks	16.0%
Oil, Gas & Consumable Fuels	9.0
Pharmaceuticals	5.1
Wireless Telecommunication Services	5.1
Insurance	4.3
Diversified Telecommunication Services	4.0
Chemicals	3.8
Electric Utilities	3.8
Automobiles	3.6
Capital Markets	3.2
Trading Companies & Distributors	3.2
Food Products	2.8
Household Durables	2.7
Machinery	2.7
Textiles, Apparel & Luxury Goods	2.5
Food & Staples Retailing	2.2
Diversified Financial Services	2.0
Electric Equipment	2.0
House Products	2.0
Real Estate	2.0
Media	1.9
Software	1.9
Tobacco	1.9
Multi-Utilities	1.5
Semiconductors & Semiconductor Equipment	1.5
Electronic Equipment & Instruments	1.4
Office Electronics	1.3
Construction Materials	1.2
Healthcare Equipment & Supplies	1.2
Metals & Mining	1.1
Investments of Cash Collateral for Securites On Loan	11.0
Short-Term Investments	0.1
Other (below 1%)	3.8
Total	111.8%

4

Forward Foreign Currency Exchange Contracts

Contracts To Buy		Settlement Date	Settlement Value (USD)		Value at 7/31/05 (USD)		Net Unrealized Appreciation (Depreciation) (USD)
11,800,893	AUD	08/05/05	$9,160,116	#	$8,932,214	#	$(227,902)
1,167,697	AUD for
1,126,851	CHF	08/05/05	874,735	#	883,841	#	9,106
1,164,950	AUD for
490,000	GBP	08/05/05	861,126	#	881,763	#	20,637
704,527	CAD	08/05/05	566,441		575,618		9,177
790,290	CHF for
808,324	AUD	08/05/05	611,829	#	613,475	#	1,646
1,306,301	CHF for
840,000	EUR	11/09/05	1,023,002	#	1,022,175	#	(827)
1,079,600	CHF for
483,432	GBP	08/05/05	849,583	#	838,056	#	(11,527)
7,272,166	EUR	08/05/05	8,973,781		8,818,155		(155,626)
1,320,000	EUR for
2,047,043	CHF	08/05/05	1,589,049	#	1,600,619	#	11,570
442,675	EUR for
	GBP	08/05/05	542,010	#	536,783	#	(5,227)
934,512	EUR for
125,705,253	JPY	08/05/05	1,118,461	#	1,133,181	#	14,720
1,529,672	EUR for
14,204,620	SEK	08/05/05	1,829,206	#	1,854,865	#	25,659
2,225,000	GBP	08/05/05	4,128,731		3,910,215		(218,516)
491,670	GBP for
1,191,119	AUD	08/05/05	901,570	#	864,060	#	(37,510)
1,036,246	GBP for
2,322,837	CHF	08/05/05	1,803,138	#	1,821,099	#	17,961
2,470,868	GBP for
3,562,112	EUR	08/05/05	4,319,381	#	4,342,303	#	22,922
496,246	GBP for
6,685,677	SEK	08/05/05	860,951	#	872,103	#	11,152
810,100,659	JPY	08/05/05	7,585,891		7,207,867		(378,024)
24,000,000	JPY	11/09/05	215,985		215,702		(283)
97,925,306	JPY for
732,124	EUR	08/05/05	887,767	#	871,290	#	(16,477)
1,728,405	NOK	08/05/05	270,000		266,349		(3,651)
36,815,537	SEK		5,199,935		4,740,936		(458,999)
6,573,982	SEK for
713,284	EUR	08/05/05	864,921	#	846,567	#	(18,354)
3,223,887	SEK for
	GBP	08/05/05	424,792	#	415,158	#	(9,634)
883,495	SGD		535,409		533,484		(1,925)
729,056	SGD for
586,595	AUD	11/09/05	441,864	#	440,228	#	(1,636)
			$56,439,674		$55,038,106		$(1,401,568)

Contracts To Sell		Settlement Date	Settlement Value (USD)	Value at 7/31/05 (USD)	Net Unrealized Appreciation (Depreciation) (USD)
880,000	AUD	08/05/05	$675,433	$666,081	$9,352
690,000	CAD	08/05/05	551,352	563,748	(12,396)
11,155,775	CHF	08/05/05	9,192,055	8,659,842	532,213
8,361,101	EUR	08/05/05	10,715,705	10,358,173	357,532
2,550,655	GBP	08/05/05	4,765,072	4,482,521	282,551
11,220,913	HKD	08/05/05	1,444,505	1,443,484	1,021
190,661,459	JPY	08/05/05	1,745,888	1,696,410	49,478
18,478,467	NOK	08/05/05	2,938,310	2,847,556	90,754
1,801,228	SEK	08/05/05	229,770	231,954	(2,184)
1,738,654	SGD	08/05/05	1,066,365	1,044,846	21,519
732,693	AUD	11/09/05	553,535	551,915	1,620
577,768	CHF	11/09/05	448,515	452,101	(3,586)
1,005,171	GBP	11/09/05	1,749,783	1,762,918	(13,135)
			$36,076,288	$34,761,549	$1,314,739

#                 For cross-currency exchange contracts, the settlement value is the market value at 7/31/05 of the currency being sold, and the value at 7/31/05 of the currency being purchased.

5

JPMorgan International Value Fund

Schedule of Portfolio Investments

As of July 31, 2005 (Unaudited)

	Shares	Security Description	Value
LONG TERM INVESTMENTS — 95.1%
COMMON STOCKS — 94.5%
Australia — 1.6%
	81,848	Australia & New Zealand Banking Group Ltd. (l)	$1,324,939
Brazil — 2.3%
	34,413	Cia Vale do Rio Doce ADR (l)	958,402
	20,100	Petroleo Brasileiro SA ADR	918,972
			1,877,374
Finland — 1.0%
	35,909	Metso OYJ (l)	864,506
France — 11.6%
	82,964	AXA SA (l)	2,264,360
	27,179	BNP Paribas (l)	1,960,562
	10,660	Lagardere S.C.A. (l)	768,916
	14,277	Peugeot SA (l)	916,542
	13,407	Societe Generale (l)	1,463,195
	8,717	Total SA (l)	2,179,874
			9,553,449
Germany — 11.5%
	51,596	Bayer AG (l)	1,840,671
	33,542	DaimlerChrysler AG (l)	1,624,294
	23,586	Deutsche Bank AG (l)	2,038,759
	29,650	Deutsche Post AG (l)	734,084
	27,270	E.On AG (l)	2,519,595
	25,526	TUI AG (l)	665,689
			9,423,092
Greece — 2.3%
	34,947	Alpha Bank AE (l)	968,744
	27,779	OPAP SA (l)	902,987
			1,871,731
Hong Kong — 1.4%
	110,000	Sun Hung Kai Properties Ltd. (l)	1,131,521
India — 0.2%
	5,251	ICICI Bank Ltd. ADR	138,679
Italy — 5.2%
	117,645	Banca Intesa S.p.A. (l)	571,200
	46,931	Buzzi Unicem S.p.A. (l)	695,389
	53,784	ENI S.p.A. (l)	1,523,752
	287,946	UniCredito Italiano S.p.A. (l)	1,523,497
			4,313,838
Japan — 16.1%
	181,000	Daiwa Securities Group, Inc. (l)	1,058,798
	25,800	Honda Motor Co., Ltd. (l)	1,328,352
	203,000	Itochu Corp. (l)	1,051,388
	112	Japan Tobacco, Inc. (l)	1,590,251
	43,000	JS Group Corp. (l)	698,547
	118,000	Konica Minolta Holdings, Inc. (l)	1,074,294
	260,000	Kubota Corp. (l)	1,511,269
	28,300	Kurita Water Industries Ltd. (l)	447,943
	189,000	Mitsubishi Electric Corp. (l)	993,093
	131,500	Nippon Mining Holdings, Inc. (l)	776,335
	152	Nippon Telegraph & Telephone Corp. (l)	664,887
	41,300	Sankyo Co., Ltd. (l)	814,024
	248	UFJ Holdings, Inc. (a) (l)	1,276,266
			13,285,447
Luxembourg — 1.0%
	36,891	Arcelor (l)	791,111
Netherlands — 6.9%
	103,536	Hagemeyer N.V. (a) (l)	259,553
	78,674	ING Groep N.V. CVA (l)	2,378,054
	43,676	Koninklijke Philips Electronics N.V. (l)	1,184,256
	56,512	Koninklijke Wessanen N.V. CVA (l)	887,270
	110,505	Royal KPN N.V.	959,599
			5,668,732
Russia — 1.0%
	19,770	LUKOIL ADR (l)	815,513
South Korea — 2.1%
	17,713	Kookmin Bank ADR (l)	933,121
	1,418	Samsung Electronics Co., Ltd. (l)	777,093
			1,710,214

1

Spain — 3.0%
	50,929	Iberdrola SA (l)	1,294,769
	68,133	Telefonica SA (l)	1,144,869
			2,439,638
Sweden — 1.2%
	60,513	Atlas Copco AB (l)	1,025,851
Switzerland — 3.6%
	43,590	Compagnie Financiere Richemont AG, Class A (l)	1,536,476
	8,075	Zurich Financial Services AG (a) (l)	1,432,348
			2,968,824
United Kingdom — 22.5%
	186,257	BAE Systems plc (l)	1,006,661
	225,227	Barclays plc (l)	2,202,801
	281,704	BP plc (l)	3,098,218
	70,247	British American Tobacco plc (l)	1,403,681
	95,826	Cadbury Schweppes plc (l)	919,698
	144,433	HSBC Holdings plc (l)	2,335,303
	322,039	International Power plc (a) (l)	1,198,560
	94,745	National Grid Transco plc (l)	873,333
	102,103	Prudential plc (l)	960,914
	71,550	Royal Bank of Scotland Group plc (l)	2,125,473
	203,407	Tesco plc (l)	1,162,500
	170,600	TI Automotive Ltd., Class A (a) (l)	—
	48,714	United Business Media plc (l)	467,738
	34,785	Wolseley plc (l)	724,110
			18,478,990

		Total Common Stocks (Cost $67,082,477)	77,683,449

PREFFERED STOCKS — 0.6%
	26,030	ProSiebenSat.1 Media AG (l) (Cost $461,696)	475,730

		Total Long Term Investments (Cost $67,544,173)	78,159,179

SHORT-TERM INVESTMENTS — 4.2%
Investment Company — 3.9%
	3,167,646	JPMorgan Prime Money Market Fund (b)	3,167,646

Principal Amounts
U.S. Government Securities — 0.3%
$280,000	U.S. Treasury Bills, 3.10%, 09/29/05 (k) (n)	278,556

	Total Short-Term Investments (Cost $3,446,202)	3,446,202

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 14.4%
Repurchase Agreements — 14.4%
5,000,000	Credit Suisse First Boston LLC, 3.31% dated 7/29/05 due 08/01/05, repurchase price $5,000,460 collateralized by U.S. Agency Mortgages	5,000,000

6,864,040	Barclays Capital, 3.34% dated 7/29/05 due 08/01/05, repurchase price $6,864,677 collateralized by U.S. Agency Mortgages	6,864,040

	Total Investments of Cash Collateral for Securities Loaned (Cost $11,864,040)	11,864,040
Total Investments — 113.7% (Cost $82,854,415)		93,469,421
Liabilities in excess of other assets — (13.7)%		(11,229,255)
Net Assets — 100.0%		$82,240,166

Percentages indicated are based on net assets.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,391,519
Aggregate gross unrealized depreciation	(776,513)
Net unrealized appreciation/depreciation	$10,615,006

Federal income tax cost of investments	$82,854,415

2

Abbrevations:
ADR	American Depositary Receipt
AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

Summary of Investments by Industry, July 31, 2005

The following represents the allocation by industry for common stocks and other investments based on net assets:

Industry	Percentage
Commercial Banks	19.2
Oil, Gas & Consumable Fuels	9.2
Insurance	5.7
Machinery	4.7
Automobiles	4.7
Electric Utilities	4.6
Capital Markets	3.8
Tobacco	3.6
Diversified Telecommunication Services	3.4
Diversified Financial Services	2.9
Metals & Mining	2.7
Trading Companies & Distributors	2.5
Multi-Utilities	2.5
Food Products	2.2
Chemicals	2.2
Textiles, Apparel & Luxury Goods	1.9
Hotels, Restaurants & Leisure	1.9
Media	1.5
Real Estate	1.4
Household Durables	1.4
Food & Staples Retailing	1.4
Office Electronics	1.3
Electrical Equipment	1.2
Aerospace & Defense	1.2
Pharmaceuticals	1.0
Investments of Cash Collateral for Securities On Loan	14.4
Short-Term Investments	4.2
Other (below 1%)	7.0
Total	113.7%

Forward Foreign Currency Exchange Contracts

Contracts To Buy		Settlement Date	Settlement Value (USD)		Value at 7/31/05 (USD)		Net Unrealized Appreciation (Depreciation) (USD)
3,883,144	AUD	8/22/05	$2,936,821	#	$2,936,110	#	(711)
311,562	AUD for
299,987	CHF	8/22/05	233,209		235,577		2,368
427,997	AUD for
180,000	GBP	8/22/05	316,179	#	323,616	#	7,437

1,795,909	CHF	8/22/05	1,472,708	#	1,396,130	#	(76,578)
340,445	CHF for
349,619	AUD	8/22/05	264,660	#	264,352	#	(308)
452,339	CHF for
290,000	EUR	8/22/05	351,646	#	351,881	#	235

14,114,276	DKK	8/22/05	2,393,061		2,295,546		(97,515)

3

2,174,064	EUR	8/22/05	2,655,993		2,637,974		(18,019)
680,000	EUR for
1,053,864	CHF	8/22/05	819,268	#	825,101	#	5,833
520,000	EUR for
355,763	GBP	8/22/05	631,507	#	625,587	#	(5,920)
608,825	EUR for
5,660,215	SEK	8/22/05	738,864	#	730,048	#	(8,816)

4,346,309	GBP	8/22/05	7,804,563		7,635,640		(168,923)
262,558	GBP for
636,332	AUD	8/22/05	481,141	#	461,196	#	(19,945)
101,467	GBP for
228,179	CHF	8/22/05	177,385	#	178,232	#	847
1,018,304	GBP for
1,466,238	EUR	8/22/05	1,779,640	#	1,789,364	#	9,724
162,347	GBP for
2,184,218	SEK	8/22/05	281,539	#	285,171	#	3,632

1,385,817	HKD	8/22/05	178,151		178,283		132

459,043,970	JPY	8/22/05	4,265,493		4,091,307		(174,186)
92,306,420	JPY for
700,000	EUR	8/22/05	849,265	#	823,426	#	(25,839)

5,738,985	NOK	8/22/05	896,821		885,011		(11,810)

26,886,826	SEK	8/22/05	3,640,864		3,463,048		(177,816)

2,088,328	SGD	8/22/05	1,264,897		1,255,923		(8,974)
319,529	SGD for
255,068	AUD	8/22/05	192,861	#	192,165	#	(696)
			$34,626,536		$33,860,688		$(765,848)

Contracts To Sell		Settlement Date	Settlement Value (USD)	Value at 7/31/05 (USD)	Net Unrealized Appreciation (Depreciation) (USD)
799,434	AUD	8/22/05	$606,566	$604,465	(2,101)
1,170,162	CHF	8/22/05	959,968	956,321	(3,647)
12,568,646	EUR	8/22/05	17,077,338	16,656,248	(421,090)
2,380,113	GBP	8/22/05	4,299,821	4,180,789	(119,032)
223,018,130	JPY	8/22/05	2,043,142	1,987,687	(55,455)
5,746,974	NOK	8/22/05	896,354	886,243	(10,111)
6,923,957	SEK	8/22/05	920,311	892,476	(27,835)
870,340	SGD	8/22/05	524,931	523,424	(1,507)
			$27,328,431	$26,687,653	$(640,778)

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Unrealized Appreciation (Depreciation) (USD)
	Long Futures Outstanding
26	DJ Euro Stoxx	September, 2005	$29,953
11	LIF	September, 2005	19,294
6	Topix Index	September, 2005	10,868
			$60,115

#       For cross-currency exchange contracts, the settlement value is the market value at 7/31/05 of the currency being sold, and the value at 7/31/05 of the currency being purchased.

4

JPMorgan Intrepid European Fund

JPMorgan Intrepid European Fund

Schedule of Portfolio Investments

As of July 31, 2005 (Unaudited)

	Shares	Security Description	Value
LONG TERM INVESTMENTS — 98.7%
COMMON STOCKS — 98.7%
Austria — 1.2%
	4,012	Andritz AG (l)	$384,025
	28,590	OMV AG (l)	1,331,370
			1,715,395
Belgium — 2.6%
	23,893	Fortis (l)	697,581
	17,916	Gimv N.V. (l)	871,291
	17,169	KBC Groep N.V. (l)	1,366,745
	11,826	Option N.V. (a) (l)	493,815
	5,935	UCB S.A. (l)	321,061
			3,749,491
Bermuda — 0.3%
	53,982	Catlin Group Ltd. (l)	424,053
Denmark — 0.5%
	16,355	TDC A/S (l)	734,582
France — 14.9%
	155,209	Alcatel S.A. (a) (l)	1,893,188
	430,077	Alstom (a) (l)	438,370
	20,412	Atos Origin S.A. (a) (l)	1,456,817
	51,729	BNP Paribas (l)	3,731,481
	3,617	Ciments Francais (l)	364,221
	10,864	CNP Assurances (l)	729,147
	11,935	Compagnie Generale des Etablissements Michelin , Class B	734,866
	7,933	Eiffage (l)	728,242
	95,445	France Telecom S.A. (l)	2,944,524
	7,338	Groupe Danone (l)	723,059
	12,452	Nexity (l)	526,363
	4,067	Pernod-Ricard S.A. (l)	680,477
	7,001	Renault S.A. (l)	640,777
	16,995	Sanofi-Aventis (l)	1,467,031
	6,495	Societe Generale (l)	708,843
	4,223	Total S.A. (l)	1,056,052
	3,799	Vallourec (l)	1,379,599
	55,289	Vivendi Universal S.A. (l)	1,755,740
			21,958,797
Germany — 12.5%
	23,532	Allianz AG (Registered) (l)	2,985,959
	10,399	BASF AG (l)	737,178
	15,224	Bayerische Hypo-und Vereinsbank AG (a) (l)	398,472
	8,684	Bayerische Motoren Werke AG	406,471
	5,399	Continental AG (l)	418,952
	16,525	DaimlerChrysler AG (l)	800,234
	26,764	Deutsche Bank AG (Registered) (l)	2,313,464
	8,391	Deutsche Postbank AG (l)	434,217
	81,720	Deutsche Telekom AG (Registered) (l)	1,617,146
	18,038	E.ON AG (l)	1,666,610
	15,279	Hannover Rueckversicherung AG (Registered) (l)	576,479
	6,936	K&S AG (l)	435,401
	57,808	Lanxess AG (a) (l)	1,671,617
	11,956	Muenchener Rueckversicherungs AG (Registered)	1,387,660
	5,229	RWE AG (l)	348,757
	23,957	Software AG (l)	1,080,588
	7,180	Stada Arzneimittel AG (l)	246,798
	20,592	Suedzucker AG (l)	431,361
	20,738	ThyssenKrupp AG (l)	389,336
			18,346,700
Greece — 2.2%
	86,381	Hellenic Petroleum S.A. (l)	978,238
	29,505	National Bank of Greece S.A. (l)	1,076,966
	25,327	OPAP S.A. (l)	823,282
	11,162	Titan Cement Co. S.A. (l)	377,435
			3,255,921
Hungary — 0.3%
	4,868	Mol Magyar Olaj - es Gazipari Rt. (l)	486,782

1

Ireland — 3.6%
	29,746	Allied Irish Banks plc (l)	643,770
	123,543	Bank of Ireland (l)	2,057,160
	35,177	CRH plc (l)	996,002
	59,629	Depfa Bank plc (l)	960,628
	218,542	Fyffes plc (l)	662,428
			5,319,988
Italy — 4.4%
	443,815	Banca Intesa S.p.A. (l)	2,154,847
	83,740	Banca Intesa S.p.A. RNC (l)	384,127
	82,500	Enel S.p.A. (l)	706,539
	50,818	ENI S.p.A. (l)	1,439,722
	142,413	Risanamento S.p.A. (l)	568,351
	223,786	Telecom Italia S.p.A. (l)	728,988
	163,780	Telecom Italia S.p.A. RNC (l)	439,553
			6,422,127
Luxembourg — 0.5%
	34,119	Arcelor SA (l)	731,666
Netherlands — 4.7%
	32,901	Axalto Holding NV (a) (l)	1,136,006
	15,558	Fugro N.V. CVA (l)	421,439
	41,774	ING Groep N.V. CVA (l)	1,262,690
	12,432	Koninklijke BAM Groep N.V. (l)	883,264
	23,927	Koninklijke Philips Electronics N.V. (l)	648,770
	83,122	Royal KPN N.V. (l)	721,812
	9,273	SBM Offshore N.V. (l)	676,926
	10,556	Unilever N.V. CVA (l)	707,397
	12,285	Univar N.V. (l)	456,706
			6,915,010
Norway — 4.4%
	42,795	Aker ASA, Class A (a) (l)	887,581
	17,027	Aker Kvaerner ASA (a) (l)	828,909
	22,344	Aker Yards A.S. (l)	894,719
	19,274	Fred Olsen Energy ASA (a) (l)	534,510
	39,631	Ocean RIG ASA (a) (l)	438,181
	17,474	Orkla ASA (l)	684,216
	27,968	Petroleum Geo-Services ASA (a) (l)	673,484
	21,720	ProSafe ASA (l)	765,948
	92,854	Telenor ASA (l)	798,048
			6,505,596
Portugal — 1.4%
	568,506	Banco Commercial Portugues S.A. (Registered) (l)	1,454,100
	236,489	Energias de Portugal S.A. (l)	630,661
			2,084,761
Spain — 3.6%
	14,270	ACS Actividades Cons y Serv S.A. (l)	412,166
	56,363	Banco Bilbao Vizcaya Argentaria S.A. (l)	948,334
	22,752	FadeS.A. Inmobiliaria S.A. (l)	669,253
	39,765	Repsol YPF S.A. (l)	1,110,523
	128,890	Telefonica S.A. (l)	2,165,796
			5,306,072
Sweden — 3.6%
	43,827	Alfa Laval AB (l)	722,410
	64,040	ForeningsSparbanken AB (l)	1,514,991
	5,878	Lindex AB (l)	284,356
	20,401	PA Resources AB, Class B (a) (l)	316,062
	421,933	Telefonaktiebolaget LM Ericsson, Class B (l)	1,444,517
	104,250	TeliaSonera AB (l)	515,463
	26,370	Trelleborg AB, Class B (l)	437,202
			5,235,001
Switzerland — 7.4%
	12,426	Actelion NV (a) (l)	1,332,718
	1,431	AFG Arbonia-Forster Holding (l)	423,609
	5,716	Charles Voegele Holding AG (l)	392,563
	1,208	Georg Fischer AG (Registered) (a) (l)	399,019
	3,781	Nestle S.A. (Registered) (l)	1,037,884
	25,984	Novartis AG (Registered) (l)	1,263,766
	15,990	Roche Holding AG (l)	2,168,353
	1,059	Serono S.A., Class B (l)	712,635
	15,415	Swiss Life Holding (l)	2,170,777
	3,383	Syngenta AG (a) (l)	353,611
	32,079	Xstrata plc (l)	681,514
			10,936,449
Turkey — 0.4%
	93,108	Turkiye Is Bankasi, Class C (l)	521,294

2

United Kingdom — 30.2%
400,382	Aegis Group plc (l)	697,091
33,677	AstraZeneca plc (London exchange) (l)	1,521,867
37,703	AstraZeneca plc (Stockholm exchange) (l)	1,711,495
127,762	Aviva plc (l)	1,465,558
260,220	Babcock International Group plc (l)	826,660
48,011	BHP Billiton plc (l)	682,141
32,534	British American Tobacco plc	650,097
130,666	British Energy Group plc (a) (l)	986,809
79,852	British Land Co. plc (l)	1,177,057
176,486	BT Group plc (l)	706,276
42,625	Burren Energy plc (l)	571,871
418,307	Cable & Wireless plc (l)	1,169,835
124,296	Charter plc (a) (l)	693,583
528,467	Corus Group plc (a) (l)	436,661
29,898	Emap plc (l)	441,138
123,418	GlaxoSmithKline plc (l)	2,902,169
204,482	HSBC Holdings plc (l)	3,306,220
307,610	ITV plc (l)	647,736
471,651	Legal & General Group plc (l)	947,267
103,648	Misys plc (l)	426,519
191,500	National Grid Transco plc (l)	1,765,193
142,688	Old Mutual plc (l)	326,830
69,435	Premier Foods plc (l)	401,812
31,995	Premier Oil plc (a) (l)	405,931
77,131	Punch Taverns plc (l)	1,014,110
68,735	Rexam plc (l)	589,967
33,322	Rio Tinto plc (l)	1,106,321
131,601	Rolls-Royce Group plc (a) (l)	772,710
260,884	Royal & Sun Alliance Insurance Group plc (l)	413,993
64,792	Royal Bank of Scotland Group plc (l)	1,924,719
94,303	Royal Dutch Shell plc, Class B	2,993,305
38,673	SIG plc (l)	446,446
120,476	Scottish Power plc (l)	1,064,413
95,379	Smith WH plc (l)	627,075
34,471	Standard Chartered plc (l)	671,411
20,401	Telewest Global, Inc. (a) (l)	455,758
167,735	Tesco plc (l)	958,630
4,800	TI Automotive Ltd., Class A (a) (l)	—
57,538	Trinity Mirror plc (l)	618,201
153,153	Tullow Oil plc (l)	513,388
125,444	United Utilities plc (l)	1,413,202
45,410	Vedanta Resources plc (l)	450,476
50,425	Viridian Group plc (l)	679,926
528,566	Vodafone Group plc (l)	1,361,422
135,947	WPP Group plc (l)	1,436,226
		44,379,515

	Total Long Term Investments (Cost $133,765,478)	145,029,199

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 6.9%
Investment Companies — 3.5%
2,863,983	BGI Prime Fund	2,863,983
2,333,707	Morgan Stanley Institutional Liquidity Fund	2,333,707
		5,197,690
Repurchase Agreement — 3.4%
5,000,000	Credit Suisse First Boston LLC, FRN, 3.25%, dated 7/31/05, due 8/30/05, repurchase price $5,000,451, collateralized by U.S. Agency Mortgages	5,000,000

	Total Investments of Cash Collateral For Securities Loaned (Cost $10,197,690)	10,197,690

Total Investments — 105.6% (Cost $143,963,168)		155,226,889
Other Liabilities in excess of Assets — (5.6)%		(8,287,247)
Net Assets — 100.0%		$146,939,642

Abbreviations:
CVA	Dutch Certification
RNC	Risparmio Non-Convertible Savings Shares
(a)	Non-income producing security.
(l)	All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

3

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,165,995
Aggregate gross unrealized depreciation	(902,274)
Net unrealized appreciation/depreciation	$11,263,721

Federal income tax cost of investments	$143,963,168

Summary of Investments by Industry, July 31, 2005

The following represents the allocation by industry for common stocks and other investments based on net assets:

Industry	Percentage
Commercial Banks	16.5%
Diversified Telecommunication Services	8.9
Oil, Gas & Consumable Fuels	7.6
Pharmaceuticals	7.9
Insurance	7.8
Media	3.8
Energy Equipment & Services	3.6
Electric Utilities	3.9
Diversified Financial Services	2.0
Financials	1.6
Food Products	2.7
Metals & Mining	3.0
Communications Equipment	2.6
Multi-Utilities	2.4
Chemicals	2.2
Construction & Engineering	1.9
Machinery	2.3
Construction Materials	2.0
Auto Components	1.4
Automobiles	1.3
Hotels	1.3
Household Durables	1.2
Real Estate	1.5
Biotechnology	1.4
Food & Staples Retailing	1.1
IT Services	1.0
Software	1.0
Investments of Cash Collateral for Securities On Loan	6.9
Other (below 1%)	4.8
Total	105.6%

4

JPMorgan Japan Fund

Schedule of Portfolio Investments

As of July 31, 2005 (Unaudited)

	Shares	Security Description	Value
LONG TERM INVESTMENTS — 99.0%
COMMON STOCKS — 99.0%
Auto Components — 4.9%
	17,600	Alpha Corp. (a)	$690,594
	36,600	Denso Corp. (l)	882,789
	80,000	Showa Aircraft Industry Co., Ltd. (l)	921,833
	129,500	Showa Corp. (l)	1,755,742
			4,250,958
Automobiles — 11.1%
	50,700	Honda Motor Co., Ltd. (l)	2,610,366
	256,000	Mitsubishi Motors Corp. (a)(l)	301,983
	122,200	Nissan Motor Co., Ltd. (l)	1,268,816
	146,500	Toyota Motor Corp. (l)	5,537,812
			9,718,977
Building Products — 1.4%
	218,000	Sanwa Shutter Corp. (l)	1,258,224
Capital Markets — 4.1%
	163,000	Japan Asia Investment Co., Ltd. (l)	851,156
	77,300	Matsui Securities Co., Ltd. (l)	694,978
	98,800	Nomura Holdings, Inc. (l)	1,169,400
	260	Risa Partners Inc. (a) (l)	904,515
			3,620,049
Chemicals — 1.5%
	77,000	Nissan Chemical Industries Ltd. (l)	882,053
	86,000	Toray Industries, Inc. (l)	401,256
			1,283,309
Commercial Banks — 12.1%
	372,000	Bank of Fukuoka Ltd. (l)	2,133,891
	218,000	Bank of Yokohama Ltd. (l)	1,231,289
	394	Mitsubishi Tokyo Financial Group, Inc. (l)	3,282,576
	470	Sumitomo Mitsui Financial Group, Inc.(l)	3,090,435
	166	UFJ Holdings, Inc. (a) (l)	854,275
			10,592,466
Commercial Services & Supplies — 3.4%
	13,200	Arrk Corp. (l)	628,421
	255	Fullcast Co., Ltd. (l)	639,449
	81,000	Park24 Co., Ltd. (l)	1,671,432
			2,939,302
Communications Equipment — 1.0%
	107,000	Tamura Taiko Holdings, Inc. (l)	872,116
Consumer Finance — 4.6%
	29,500	Aiful Corp. (l)	2,123,103
	635	Finance All Corp. (l)	709,052
	189,000	Nippon Shinpan Co., Ltd. (l)	1,168,210
			4,000,365
Electronic Equipment & Instruments — 6.6%
	18,200	Hoya Corp. (l)	2,239,239
	32,900	Iriso Electronics Co., Ltd. (l)	744,298
	8,000	Nidec Corp. (l)	864,726
	17,700	TDK Corp. (l)	1,214,032
	54,400	Toyo Corp. (l)	676,187
			5,738,482
Food & Staples Retailing — 0.6%
	20,100	Kraft, Inc.	491,405
Food Products — 1.0%
	35,400	Kibun Food Chemifa Co., Ltd. (l)	900,215
Household Durables — 1.1%
	83,200	Japan General Estate Co., Ltd. (The) (l)	917,698
Internet & Catalog Retail — 2.7%
	21	ASKUL Corp. (l)	1,167,837
	2	Rakuten, Inc. (l)	1,221,674
			2,389,511
Leisure Equipment & Products — 1.0%
	13,800	Sega Sammy Holdings, Inc. (l)	851,657
Machinery — 8.0%
	9,500	Fanuc Ltd. (l)	673,841
	839,000	Ishikawajima-Harima Heavy Industries Co., Ltd. (a) (l)	1,272,905
	106,000	Komatsu Ltd. (l)	995,148
	87,000	Nabtesco Corp. (l)	632,804
	123,000	Nippon Thompson Co., Ltd. (l)	882,204

1

	8,400	NS Tool Co., Ltd. (l)	432,932
	144,000	Ryobi Ltd. (l)	648,151
	5,000	SMC Corp. (l)	565,946
	20,200	Takeuchi Manufacturing Co., Ltd. (l)	922,872
			7,026,803
Media — 1.1%
	64,900	Avex Group Holdings, Inc. (l)	1,006,314
Metals & Mining — 2.3%
	129,000	Dowa Mining Co., Ltd. (l)	879,096
	6,400	JFE Holdings, Inc. (l)	164,827
	138,000	Sumitomo Metal Mining Co., Ltd. (l)	948,317
			1,992,240
Multiline Retail — 3.2%
	22,900	Don Quijote Co., Ltd. (l)	1,303,208
	58,500	Izumi Co., Ltd. (l)	1,479,242
			2,782,450
Office Electronics — 1.8%
	32,600	Canon, Inc. (l)	1,603,333
Oil, Gas & Consumable Fuels — 3.7%
	161	INPEX Corp. (l)	1,036,841
	140,000	INPEX Corp. (l)	826,516
	199,000	Nippon Oil Corp. (l)	1,358,748
			3,222,105
Pharmaceuticals — 1.6%
	82,800	Chugai Pharmaceutical Co., Ltd. (l)	1,399,914
Real Estate — 3.9%
	23,500	Aeon Mall Co., Ltd. (l)	769,669
	293	Arealink Co., Ltd. (l)	671,909
	27,300	Diamond City Co., Ltd. (l)	810,304
	179,000	Tokyo Tatemono Co., Ltd. (l)	1,172,415
			3,424,297
Road & Rail — 1.1%
	290,000	Sankyu, Inc. (l)	918,274
Semiconductors & Semiconductor Equipment — 1.6%
	17,100	Advantest Corp. (l)	1,363,661
Specialty Retail — 8.0%
	187,400	EDION Corp. (l)	2,448,097
	274	Geo Co., Ltd. (l)	682,297
	48,500	United Arrows Ltd. (l)	1,700,763
	32,020	USS Co., Ltd. (l)	2,141,836
			6,972,993
Textiles, Apparel & Luxury Goods — 1.6%
	34,400	World Co., Ltd. (l)	1,431,608
Tobacco — 1.0%
	64	Japan Tobacco, Inc. (l)	908,715
Trading Companies & Distributors — 3.0%
	135,000	Mitsui & Co., Ltd. (l)	1,299,180
	79,000	Sumitomo Corp. (l)	664,148
	32,600	Trusco Nakayama Corp. (l)	698,571
			2,661,899

		Total Common Stocks
		(Cost $83,276,156)	86,539,340

Principal Amounts
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — 17.0%
Repurchase Agreements — 17.0%
$5,000,000	Credit Suisse First Boston LLC, 3.31% dated 7/29/05
	due 08/01/05, repurchase price $5,001,379 collateralized by U.S. Agency Mortgages	5,000,000
9,810,246	Barclays Capital, 3.34% dated 7/29/05 due 08/01/05, repurchase price $9,812,977 collateralized by U.S. Agency Mortgages	9,810,246
	Total Investments of Cash Collateral for Securities Loaned (Cost $14,810,246)	14,810,246

Total Investments — 116.0%
(Cost $98,086,402)		101,349,586
Liabilities in excess of other Assets — (16.0)%		(13,965,911)
Net Assets — 100.0%		$87,383,675

Percentages indicated are based on net assets.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

2

Aggregate gross unrealized appreciation	$5,314,414
Aggregate gross unrealized depreciation	(2,051,228)
Net unrealized appreciation/depreciation	$3,263,186

Federal income tax cost of investments	$98,086,402

Abbreviations

(a)   Non-income producing security.

(l)    All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

3

JPMorgan Market Neutral Fund

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments

As of July 31, 2005 (Unaudited)

(Amounts in thousands)

	Shares		Security Description	Value
Long Positions — 99.4%
COMMON STOCKS — 96.7%
Aerospace & Defense — 1.0%
	5		Boeing Co. (j)	$297
	14		Northrop Grumman Corp. (j)	776
				1,073
Air Freight & Logistics — 0.8%
	10		FedEx Corp. (j)	799
Auto Components — 0.8%
	—	(h)	Johnson Controls, Inc. (j)	17
	18		Lear Corp. (j)	762
				779
Beverages — 1.3%
	22		Coca-Cola Co. (The) (j)	945
	19		Coca-Cola Enterprises, Inc. (j)	442
				1,387
Biotechnology — 1.8%
	7		Amgen, Inc. (a) (j)	558
	3		Invitrogen Corp. (a) (j)	283
	25		OSI Pharmaceuticals, Inc. (a) (j)	1,033
				1,874
Building Products — 0.4%
	12		Masco Corp. (j)	410
Capital Markets — 4.4%
	14		Goldman Sachs Group, Inc. (j)	1,548
	17		Mellon Financial Corp. (j)	527
	4		Merrill Lynch & Co., Inc. (j)	247
	15		Morgan Stanley (j)	801
	30		State Street Corp. (j)	1,507
				4,630
Chemicals — 2.4%
	12		Air Products & Chemicals, Inc. (j)	699
	46		Nalco Holding Co. (a) (j)	976
	16		Praxair, Inc. (j)	800
				2,475
Commercial Banks — 7.1%
	20		AmSouth Bancorp (j)	552
	15		BB&T Corp. (j)	644
	5		Comerica, Inc. (j)	330
	12		Compass Bancshares, Inc. (j)	554
	10		Cullen/Frost Bankers, Inc. (j)	491
	12		Keycorp (j)	394
	13		Marshall & Ilsley Corp. (j)	574
	19		North Fork Bancorp, Inc. (j)	529
	17		TCF Financial Corp. (j)	459
	50		U.S. Bancorp (j)	1,494
	16		Wells Fargo & Co. (j)	969
	6		Zions Bancorp (j)	422
				7,412
Communications Equipment — 3.6%
	27		Cisco Systems, Inc. (a) (j)	525
	75		Corning, Inc. (a) (j)	1,437
	18		Juniper Networks, Inc. (a) (j)	422
	29		Motorola, Inc. (j)	610
	19		Qualcomm, Inc. (j)	746
				3,740
Computers & Peripherals — 0.5%
	5		Lexmark International, Inc., Class A (a) (j)	288
	15		Seagate Technology (Cayman Islands) (a) (j)	281
				569
Consumer Finance — 0.5%
	22		MBNA Corp. (j)	546
Diversified Financial Services — 3.4%
	27		CIT Group, Inc. (j)	1,170
	32		Citigroup, Inc. (j)	1,409
	41		Lazard Ltd., Class A (Bermuda) (a) (j)	986
				3,565
Diversified Telecommunication Services — 0.6%
	15		AT&T Corp. (j)	301
	12		MCI, Inc. (j)	301
				602

Electric Utilities — 4.1%
	45	Edison International (j)	1,856
	31	Northeast Utilities (j)	663
	15	Wisconsin Energy Corp. (j)	606
	60	Xcel Energy, Inc. (j)	1,168
			4,293
Energy Equipment & Services — 1.5%
	8	Baker Hughes, Inc. (j)	475
	9	GlobalSantaFe Corp. (Cayman Islands) (j)	414
	19	Rowan Cos., Inc. (j)	656
			1,545
Food & Staples Retailing — 0.6%
	17	Sysco Corp. (j)	624
Health Care Equipment & Supplies — 3.8%
	12	Bausch & Lomb, Inc. (j)	999
	8	Baxter International, Inc. (j)	310
	6	Biomet, Inc. (j)	233
	41	Boston Scientific Corp. (a) (j)	1,175
	3	Guidant Corp. (j)	213
	13	Zimmer Holdings, Inc. (a) (j)	1,038
			3,968
Health Care Providers & Services — 2.4%
	3	Aetna, Inc. (j)	248
	7	HCA, Inc. (j)	345
	9	LCA Vision, Inc. (j)	430
	3	McKesson Corp. (j)	126
	14	Medco Health Solutions, Inc. (a) (j)	654
	9	WellPoint, Inc. (a) (j)	658
			2,461
Hotels, Restaurants & Leisure — 2.0%
	18	Carnival Corp. (Panama) (j)	948
	17	International Game Technology (j)	471
	2	Marriott International, Inc., Class A (j)	103
	11	McDonald’s Corp. (j)	352
	3	Starwood Hotels & Resorts Worldwide, Inc. (j)	203
			2,077
Household Durables — 1.3%
	14	Lennar Corp., Class A (j)	928
	5	Mohawk Industries, Inc. (a) (j)	404
			1,332
Household Products — 0.4%
	7	Procter & Gamble Co. (j)	378
Industrial Conglomerates — 3.6%
	6	3M Co. (j)	473
	25	General Electric Co. (j)	869
	80	Tyco International Ltd. (Bermuda) (j)	2,431
			3,773
Insurance — 7.1%
	33	Aflac, Inc. (j)	1,470
	20	AMBAC Financial Group, Inc. (j)	1,458
	9	Assurant, Inc. (j)	325
	17	Genworth Financial, Inc., Class A (j)	539
	12	Hartford Financial Services Group, Inc. (j)	983
	13	Lincoln National Corp. (j)	609
	5	MBIA, Inc. (j)	280
	15	RenaissanceRe Holdings Ltd. (Bermuda) (j)	656
	10	Torchmark Corp. (j)	507
	18	Willis Group Holdings Ltd. (Bermuda) (j)	594
			7,421
Internet & Catalog Retail — 0.2%
	6	eBay, Inc. (a) (j)	242
IT Services — 1.1%
	2	Accenture Ltd. (Bermuda) (a) (j)	60
	15	Affiliated Computer Services, Inc., Class A (a) (j)	765
	5	Infosys Technologies Ltd. ADR (India) (j)	320
			1,145
Machinery — 2.2%
	8	Danaher Corp. (j)	422
	11	Deere & Co. (j)	794
	12	Eaton Corp. (j)	784
	4	Illinois Tool Works, Inc. (j)	317
			2,317

Media — 4.5%
	17		E.W. Scripps Co., Class A (j)	864
	21		Gannett Co., Inc. (j)	1,496
	39		News Corp., Class A (j)	642
	51		Viacom, Inc., Class B (j)	1,715
				4,717
Metals & Mining — 0.9%
	17		Alcoa, Inc. (j)	482
	1		Nucor Corp. (j)	78
	8		United States Steel Corp. (j)	328
				888
Multi-Utilities — 2.7%
	31		CMS Energy Corp. (a) (j)	496
	5		Constellation Energy Group, Inc. (j)	301
	10		Dominion Resources, Inc. (j)	716
	9		SCANA Corp. (j)	366
	76		Sierra Pacific Resources (a) (j)	984
				2,863
Multiline Retail — 1.6%
	28		Dollar General Corp. (j)	577
	14		Kohl’s Corp. (a) (j)	789
	6		Target Corp. (j)	329
				1,695
Oil, Gas & Consumable Fuels — 1.7%
	6		Apache Corp. (j)	424
	5		Burlington Resources, Inc. (j)	327
	4		EOG Resources, Inc. (j)	214
	6		Occidental Petroleum Corp. (j)	502
	6		Unocal Corp. (j)	356
				1,823
Personal Products — 0.6%
	12		Gillette Co. (The) (j)	649
Pharmaceuticals — 3.9%
	9		Eli Lilly & Co. (j)	507
	12		Forest Laboratories, Inc. (a) (j)	475
	13		Medicis Pharmaceutical Corp., Class A (j)	427
	31		Sepracor, Inc. (a) (c) (j)	1,597
	—	(h)	Valeant Pharmaceuticals International (j)	2
	8		Watson Pharmaceuticals, Inc. (a) (j)	274
	17		Wyeth (j)	796
				4,078
Real Estate — 10.6%
	10		AMB Property Corp. (REIT) (j)	460
	38		Arden Realty, Inc. (REIT) Arden Realty Inc (j)	1,529
	22		Camden Property Trust (REIT) (j)	1,194
	16		First Potomac Realty Trust (REIT) (j)	422
	23		General Growth Properties, Inc. (REIT) (j)	1,062
	58		Host Marriott Corp. (REIT) (j)	1,080
	26		Kimco Realty Corp. (REIT) (j)	1,707
	29		Mack-Cali Realty Corp. (REIT) (j)	1,409
	38		Prologis (REIT) (j)	1,708
	10		Shurgard Storage Centers, Inc. (REIT) (j)	455
				11,026

Road & Rail — 0.5%
	11	CSX Corp. (j)	483
Semiconductors & Semiconductor Equipment — 5.7%
	55	Agere Systems, Inc. (a) (j)	615
	34	Altera Corp. (a) (j)	742
	50	Analog Devices, Inc. (j)	1,944
	5	Broadcom Corp., Class A (a) (j)	205
	25	Linear Technology Corp. (j)	952
	23	Maxim Integrated Products, Inc. (j)	963
	21	Xilinx, Inc. (j)	581
			6,002
Software — 0.6%
	48	Oracle Corp. (a) (j)	655

Specialty Retail — 1.2%
	6	Lowe’s Cos., Inc. (j)	404
	37	Staples, Inc. (j)	842
			1,246
Textiles, Apparel & Luxury Goods — 0.6%
	8	Nike, Inc., Class B (j)	628
Thrifts & Mortgage Finance — 1.7%
	12	Astoria Financial Corp. (j)	332
	19	Countrywide Financial Corp. (j)	684
	6	Freddie Mac (j)	386
	8	Washington Mutual, Inc. (j)	323
			1,725
Tobacco — 0.5%
	8	Altria Group, Inc. (j)	549
Wireless Telecommunication Services — 0.5%
	7	Spectrasite, Inc. (a) (j)	539
		Total Common Stocks
		(Cost $90,295)	101,003

SHORT-TERM INVESTMENT — 2.7%
	2,806	JPMorgan Prime Money Market Fund (b)
		(Cost $2,806)	2,806
Total Long Positions — 99.4%
(Cost $93,101)			103,809
Other Assets in Excess of Liabilities — 0.6%			666
Net Assets — 100.0%			$104,475

Percentages indicated are based on net assets.

JPMorgan Market Neutral Fund

Schedule of Portfolio Investments

As of July 31, 2005

(Amounts in thousands)

	Shares		Security Description	Value
Short Positions — 97.2%
COMMON STOCKS — 97.2%
Aerospace & Defense — 1.0%
	5		Goodrich Corp.	$212
	8		Lockheed Martin Corp.	468
	10		Rockwell Collins, Inc.	493
				1,173
Air Freight & Logistics — 0.4%
	6		United Parcel Service, Inc., Class B	409
Automobiles — 1.6%
	69		Ford Motor Co.	740
	24		General Motors Corp.	887
				1,627
Biotechnology — 1.0%
	16		Chiron Corp. (a)	569
	46		Millennium Pharmaceuticals, Inc. (a)	475
				1,044
Capital Markets — 5.4%
	37		Charles Schwab Corp. (The)	504
	19		Federated Investors, Inc., Class B	604
	45		Janus Capital Group, Inc.	680
	10		Legg Mason, Inc.	991
	20		Lehman Brothers Holdings, Inc.	2,092
	12		T. Rowe Price Group, Inc.	763
				5,634
Chemicals — 2.1%
	—	(h)	Dow Chemical Co. (The)	10
	8		El Du Pont de Nemours & Co.	359
	37		Georgia Gulf Corp.	1,177
	17		Lyondell Chemical Co.	481
	—	(h)	Nova Chemicals Corp. (Canada)	4
	1		Potash Corp. of Saskatchewan (Canada)	139
				2,170
Commercial Banks — 8.7%
	13		Bank of America Corp.	571
	22		Commerce Bancorp, Inc.	733
	20		Commerce Bancshares, Inc.	1,065
	38		Fulton Financial Corp.	683
	7		M&T Bank Corp.	727
	11		Mercantile Bankshares Corp.	606
	34		Regions Financial Corp.	1,140
	24		TD Banknorth, Inc.	703
	14		UCBH Holdings, Inc.	259
	31		Wachovia Corp.	1,557
	27		Wilmington Trust Corp.	994
				9,038
Commercial Services & Supplies — 0.5%
	17		Waste Management, Inc.	481
Communications Equipment — 1.6%
	83		JDS Uniphase Corp. (a)	125
	238		Lucent Technologies, Inc. (a)	698
	200		Nortel Networks Corp. (Canada) (a)	525
	33		Tellabs, Inc. (a)	323
				1,671
Computers & Peripherals — 1.4%
	2		Apple Computer, Inc. (a)	90
	63		Gateway, Inc. (a)	251
	26		Hewlett-Packard Co.	638
	34		Western Digital Corp. (a)	514
				1,493
Diversified Financial Services — 2.3%
	33		Principal Financial Group	1,468
	42		Valley National Bancorp	987
				2,455
Diversified Telecommunication Services — 0.6%
	24		BellSouth Corp.	668

Electric Utilities — 5.3%
	19	Allegheny Energy, Inc. (a)	553
	15	DTE Energy Co.	696
	43	Southern Co. (The)	1,519
	81	TECO Energy, Inc.	1,528
	14	TXU Corp.	1,230
			5,526
Electrical Equipment — 3.6%
	5	Cooper Industries Ltd., Class A (Bermuda)	342
	33	Emerson Electric Co.	2,178
	24	Rockwell Automation, Inc.	1,226
			3,746
Energy — 1.7%
	135	Reliant Energy, Inc. (a)	1,790
Energy Equipment & Services — 1.7%
	10	Nabors Industries Ltd. (Bermuda) (a)	681
	7	Schlumberger Ltd. (Neth. Antilles)	620
	7	Smith International, Inc.	442
			1,743
Food & Staples Retailing — 1.9%
	14	Albertson’s, Inc.	294
	6	Costco Wholesale Corp.	294
	35	Safeway, Inc.	853
	12	Wal-Mart Stores, Inc.	592
			2,033
Food Products — 2.4%
	14	Campbell Soup Co.	426
	20	Hershey Foods Corp.	1,290
	39	Sara Lee Corp.	775
			2,491
Health Care Equipment & Supplies — 3.7%
	43	Edwards Lifesciences Corp. (a)	1,991
	16	Medtronic, Inc.	879
	18	Stryker Corp.	995
			3,865
Health Care Providers & Services — 2.6%
	7	Cardinal Health, Inc.	399
	6	Cigna Corp.	683
	14	Express Scripts, Inc. (a)	753
	72	Tenet Healthcare Corp. (a)	870
			2,705
Hotels, Restaurants & Leisure — 0.9%
	4	Harrah’s Entertainment, Inc.	331
	5	Starbucks Corp. (a)	273
	6	Wendy’s International, Inc.	295
			899
Household Durables — 3.3%
	17	Black & Decker Corp.	1,499
	15	D.R. Horton, Inc. (a)	633
	7	KB Home	557
	30	Newell Rubbermaid, Inc.	734
			3,423
Household Products — 0.4%
	9	Colgate-Palmolive Co.	461
Insurance — 5.8%
	41	American International Group, Inc.	2,492
	27	Brown & Brown, Inc.	1,183

	4		Markel Corp. (a)	1,344
	21		Selective Insurance Group	1,031
				6,050
IT Services — 1.0%
	49		Electronic Data Systems Corp.	1,004
Machinery — 1.5%
	22		PACCAR, Inc.	1,618
Media — 4.6%
	26		Clear Channel Communications, Inc.	862
	46		Comcast Corp., Class A (a)	1,398
	77		Interpublic Group of Cos., Inc. (a)	965
	14		McGraw-Hill Cos., Inc. (The)	621
	3		Omnicom Group, Inc.	221
	14		Time Warner, Inc. (a)	231
	18		Walt Disney Co.	459
				4,757
Metals & Mining — 0.6%
	—	(h)	AK Steel Holding Corp. (a)	2
	9		Newmont Mining Corp.	330
	18		Placer Dome, Inc. (Canada)	250
				582
Oil, Gas & Consumable Fuels — 1.5%
	13		Amerada Hess Corp.	1,579
Pharmaceuticals — 4.6%
	33		Abbott Laboratories	1,529
	10		Allergan, Inc.	885
	9		Bristol-Myers Squibb Co.	220
	28		Merck & Co., Inc.	863
	23		Pfizer, Inc.	615
	33		Schering-Plough Corp.	683
				4,795
Real Estate — 10.7%
	19		Apartment Investment & Management Co. (REIT)	818
	25		CBL & Associates Properties, Inc. (REIT)	1,165
	54		Crescent Real Estate Eqt Co. (REIT)	1,056
	13		Developers Diversified Realty Corp. (REIT)	608
	42		Equity Office Properties Trust (REIT)	1,489
	5		Essex Property Trust, Inc. (REIT)	423
	28		First Industrial Realty Trust, Inc. (REIT)	1,172
	22		Health Care REIT, Inc. (REIT)	872
	16		Mills Corp. (The) (REIT)	1,015
	22		New Plan Excel Realty Trust (REIT)	602
	15		Pan Pacific Retail Properties, Inc. (REIT)	1,064
	16		United Dominion Realty Trust, Inc. (REIT)	410
	6		Vornado Realty Trust (REIT)	523
				11,217
Road & Rail — 0.4%
	8		Burlington Northern Santa Fe Corp.	412
Semiconductors & Semiconductor Equipment — 7.0%
	21		Freescale Semiconductor, Inc., Class B (a)	538
	17		Intel Corp.	472
	41		Intersil Corp., Class A	790
	109		LSI Logic Corp. (a)	1,059
	7		Microchip Technology, Inc.	217
	92		Micron Technology, Inc. (a)	1,088
	33		National Semiconductor Corp.	820
	17		Teradyne, Inc. (a)	259
	67		Texas Instruments, Inc.	2,118
				7,361
Software — 0.9%
	41		Salesforce.com, Inc. (a)	966
Specialty Retail — 1.5%
	2		Best Buy Co., Inc.	161
	16		Gap, Inc. (The)	346
	20		Limited Brands, Inc.	485
	17		Tiffany & Co.	582
				1,574
Thrifts & Mortgage Finance — 3.0%
	37		Celanese Corp. (a)	704
	8		Golden West Financial Corp.	540
	41		Washington Federal, Inc.	963
	19		Webster Financial Corp.	926
				3,133

			Total Common Stocks (Cost $91,711)	101,593
Total Short Positions — 97.2% (Cost $91,711)				101,593

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 07/31/05	Unrealized Appreciation (Depreciation) USD
	Long Futures Outstanding
1,237	S&P 500 Index	September, 2005	$307	$3

Abbreviations:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand.
(j)	Securities are pledged with a broker as collateral for short sales.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,883
Aggregate gross unrealized depreciation	(175)
Net unrealized appreciation/depreciation	$10,708

Federal income tax cost of investments	$93,101

JPMorgan Tax Aware Disciplined Equity Fund

JPMorgan Tax Aware Disciplined Equity Fund

Schedule of Portfolio Investments

As of July 31, 2005 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
LONG TERM INVESTMENTS — 99.1%
COMMON STOCKS — 99.1%
Aerospace & Defense — 2.0%
	2	Boeing Co.	$112
	3	General Dynamics Corp.	288
	3	Honeywell International, Inc.	106
	7	Lockheed Martin Corp.	443
	50	Northrop Grumman Corp.	2,773
	30	Raytheon Co.	1,171
	32	United Technologies Corp.	1,640
			6,533
Air Freight & Logistics — 1.0%
	12	FedEx Corp.	988
	28	United Parcel Service, Inc., Class B	2,051
			3,039
Auto Components — 1.0%
	27	Johnson Controls, Inc.	1,539
	23	Lear Corp.	1,001
			2,540
Automobiles — 0.2%
	13	Harley-Davidson, Inc.	709
Beverages — 2.4%
	7	Anheuser-Busch Cos., Inc.	324
	95	Coca-Cola Co. (The)	4,174
	58	PepsiCo, Inc.	3,188
			7,686
Biotechnology — 1.8%
	49	Amgen, Inc. (a)	3,892
	20	Gilead Sciences, Inc. (a)	910
	2	Medimmune, Inc. (a)	62
	19	OSI Pharmaceuticals, Inc. (a)	776
			5,640
Capital Markets — 3.4%
	45	Charles Schwab Corp. (The)	617
	10	E*Trade Financial Corp. (a)	158
	21	Goldman Sachs Group, Inc.	2,203
	42	Mellon Financial Corp.	1,282
	28	Merrill Lynch & Co., Inc.	1,634
	36	Morgan Stanley	1,923
	63	State Street Corp.	3,149
			10,966
Chemicals — 1.8%
	17	Air Products & Chemicals, Inc.	1,040
	21	Dow Chemical Co. (The)	1,026
	44	Nalco Holding Co. (a)	944
	5	PPG Industries, Inc.	345
	24	Praxair, Inc.	1,190
	25	Rohm & Haas Co.	1,147
			5,692
Commercial Banks — 4.8%
	123	Bank of America Corp.	5,384
	10	Compass Bancshares, Inc.	468
	47	North Fork Bancorp, Inc.	1,287
	147	U.S. Bancorp	4,430

	14	Wachovia Corp.	720
	53	Wells Fargo & Co.	3,226
			15,515
Commercial Services & Supplies — 0.1%
	13	Cendant Corp.	284
Communications Equipment — 4.0%
	280	Cisco Systems, Inc. (a)	5,357
	92	Corning, Inc. (a)	1,760
	42	Juniper Networks, Inc. (a)	1,003
	100	Motorola, Inc.	2,125
	68	QUALCOMM, Inc.	2,697
			12,942

1

Computers & Peripherals — 2.8%
84	Dell, Inc. (a)	3,380
85	EMC Corp. (a)	1,161
3	Hewlett-Packard Co.	61
37	International Business Machines Corp.	3,063
9	Lexmark International, Inc., Class A (a)	533
20	NCR Corp. (a)	691
		8,889
Consumer Finance — 1.4%
17	American Express Co.	951
6	Capital One Financial Corp.	458
128	MBNA Corp.	3,213
		4,622
Containers & Packaging — 0.1%
12	Temple-Inland, Inc.	470
Diversified Financial Services — 3.1%
22	CIT Group, Inc.	949
203	Citigroup, Inc.	8,826
		9,775
Diversified Telecommunication Services — 2.8%
25	AT&T Corp.	489
101	SBC Communications, Inc.	2,479
45	Sprint Corp.	1,206
136	Verizon Communications, Inc.	4,672
		8,846
Electric Utilities — 2.5%
35	Edison International	1,423
11	Entergy Corp.	842
7	Exelon Corp.	348
8	FirstEnergy Corp.	388
11	FPL Group, Inc.	483
24	Northeast Utilities	518
24	PG&E Corp.	920
36	Pinnacle West Capital Corp.	1,630
6	PPL Corp.	351
58	Xcel Energy, Inc.	1,129
		8,032
Energy Equipment & Services — 1.2%
22	Baker Hughes, Inc.	1,244
8	Cooper Cameron Corp. (a)	589
15	GlobalSantaFe Corp. (Cayman Islands)	684
43	Rowan Cos., Inc.	1,459
		3,976
Food & Staples Retailing — 1.8%
7	Costco Wholesale Corp.	322
18	CVS Corp.	565
28	Sysco Corp.	1,019
72	Wal-Mart Stores, Inc.	3,548
4	Walgreen Co.	206
		5,660
Food Products — 0.2%
10	General Mills, Inc.	460
9	HJ Heinz Co.	316
		776
Health Care Equipment & Supplies — 1.7%
12	Bausch & Lomb, Inc.	999
12	Baxter International, Inc.	483
6	Biomet, Inc.	213
41	Boston Scientific Corp. (a)	1,199
14	Guidant Corp.	937
18	Zimmer Holdings, Inc. (a)	1,491
		5,322
Health Care Providers & Services — 2.7%
19	Aetna, Inc.	1,436
10	Cigna Corp.	1,046
23	HCA, Inc.	1,108
3	McKesson Corp.	148
5	Medco Health Solutions, Inc. (a)	228
33	UnitedHealth Group, Inc.	1,717
41	WellPoint, Inc. (a)	2,929
		8,612

2

Hotels, Restaurants & Leisure — 1.8%
	23	Carnival Corp. (Panama)	1,190
	13	Hilton Hotels Corp.	317
	21	International Game Technology	564
	10	Marriott International, Inc., Class A	664
	55	McDonald’s Corp.	1,727
	8	Starwood Hotels & Resorts Worldwide, Inc.	519
	3	Wendy’s International, Inc.	143
	12	Yum! Brands, Inc.	633
			5,757
Household Durables — 0.8%
	11	Centex Corp.	814
	4	D.R. Horton, Inc. (a)	168
	4	Fortune Brands, Inc.	355
	14	Lennar Corp., Class A	928
	5	Pulte Homes, Inc.	431
			2,696
Household Products — 2.1%
	119	Procter & Gamble Co.	6,637
Industrial Conglomerates — 5.1%
	36	3M Co.	2,722
	313	General Electric Co.	10,785
	96	Tyco International Ltd. (Bermuda)	2,913
			16,420
Insurance — 4.4%
	8	ACE Ltd. (Cayman Islands)	370
	19	Aflac, Inc.	843
	10	Allstate Corp. (The)	582
	25	AMBAC Financial Group, Inc.	1,818
	21	American International Group, Inc.	1,246
	26	Assurant, Inc.	953
	14	Genworth Financial, Inc., Class A	442
	28	Hartford Financial Services Group, Inc.	2,256
	8	MBIA, Inc.	512
	72	Metlife, Inc.	3,538
	2	Progressive Corp. (The)	199
	4	Protective Life Corp.	161
	20	St. Paul Travelers Cos., Inc. (The)	865
	6	Torchmark Corp.	302
			14,087
Internet & Catalog Retail — 0.8%
	61	eBay, Inc. (a)	2,540
IT Services — 0.5%
	15	Affiliated Computer Services, Inc., Class A (a)	745
	4	Automatic Data Processing, Inc.	160
	4	Computer Sciences Corp. (a)	183
	10	Sungard Data Systems, Inc. (a)	359
			1,447
Leisure Equipment & Products — 0.2%
	9	Hasbro, Inc.	200
	30	Mattel, Inc.	566
			766
Machinery — 1.8%
	4	Caterpillar, Inc.	216
	12	Danaher Corp.	649
	29	Deere & Co.	2,154
	21	Eaton Corp.	1,365
	5	Illinois Tool Works, Inc.	420
	8	Ingersoll-Rand Co., Ltd. (Bermuda), Class A	614
	5	SPX Corp.	254
			5,672
Media — 4.2%
	7	E.W. Scripps Co., Class A	364
	13	EchoStar Communications Corp., Class A	365
	50	Gannett Co., Inc.	3,637
	113	News Corp., Class A	1,845
	120	Time Warner, Inc. (a)	2,034
	4	Tribune Co.	142
	118	Viacom, Inc., Class B	3,964
	40	Walt Disney Co.	1,018
			13,369
Metals & Mining — 0.9%
	72	Alcoa, Inc.	2,023
	18	United States Steel Corp.	759
			2,782

3

Multi-Utilities — 1.1%
	8	AES Corp. (The) (a)	129
	36	CMS Energy Corp. (a)	570
	21	Constellation Energy Group, Inc.	1,234
	18	Dominion Resources, Inc.	1,307
	32	Dynegy, Inc., Class A (a)	179
			3,419
Multiline Retail — 1.3%
	8	Federated Department Stores, Inc.	577
	22	Kohl’s Corp. (a)	1,224
	41	Target Corp.	2,423
			4,224
Oil, Gas & Consumable Fuels — 7.5%
	16	Anadarko Petroleum Corp.	1,431
	18	Apache Corp.	1,217
	59	Chevron Corp.	3,394
	35	ConocoPhillips	2,180
	31	Devon Energy Corp.	1,733
	156	Exxon Mobil Corp.	9,143
	9	Kerr-McGee Corp.	746
	29	Occidental Petroleum Corp.	2,419
	25	Unocal Corp.	1,628
			23,891
Paper & Forest Products — 0.2%
	22	International Paper Co.	702
Personal Products — 0.6%
	36	Gillette Co. (The)	1,908
Pharmaceuticals — 6.9%
	47	Bristol-Myers Squibb Co.	1,169
	43	Eli Lilly & Co.	2,445
	18	Forest Laboratories, Inc. (a)	730
	112	Johnson & Johnson	7,183
	23	Merck & Co., Inc.	724
	147	Pfizer, Inc.	3,898
	49	Schering-Plough Corp.	1,026
	20	Sepracor, Inc. (a) (c)	1,026
	3	Watson Pharmaceuticals, Inc. (a)	90
	81	Wyeth	3,705
			21,996
Real Estate — 0.3%
	3	Camden Property Trust (REIT)	149
	11	Host Marriott Corp. (REIT)	200
	6	Mack-Cali Realty Corp. (REIT)	268
	9	Prologis (REIT)	392
			1,009
Road & Rail — 0.4%
	20	CSX Corp.	926
	6	Norfolk Southern Corp.	208
			1,134
Semiconductors & Semiconductor Equipment — 3.1%
	7	Agere Systems, Inc. (a)	83
	63	Altera Corp. (a)	1,373
	48	Analog Devices, Inc.	1,892
	28	Applied Materials, Inc.	513
	97	Intel Corp.	2,645
	8	Intersil Corp., Class A	145
	8	KLA-Tencor Corp.	429
	16	Linear Technology Corp.	622
	12	Maxim Integrated Products, Inc.	494
	57	Xilinx, Inc.	1,610
			9,806
Software — 4.0%
	3	Adobe Systems, Inc.	95
	4	Electronic Arts, Inc. (a)	202
	357	Microsoft Corp.	9,137
	226	Oracle Corp. (a)	3,066
	13	Symantec Corp. (a)	290
			12,790

4

Specialty Retail — 3.0%
	12	Abercrombie & Fitch Co.	888
	17	Bed Bath & Beyond, Inc. (a)	794
	3	Best Buy Co., Inc.	261
	11	Gap, Inc. (The)	237
	83	Home Depot, Inc.	3,620
	41	Lowe’s Cos., Inc.	2,720
	43	Staples, Inc.	978
			9,498
Textiles, Apparel & Luxury Goods — 1.0%
	23	Coach, Inc. (a)	822
	22	Jones Apparel Group, Inc.	682
	21	Nike, Inc., Class B	1,777
			3,281
Thrifts & Mortgage Finance — 2.0%
	55	Countrywide Financial Corp.	1,991
	8	Freddie Mac	490
	95	Washington Mutual, Inc.	4,036
			6,517
Tobacco — 1.7%
	82	Altria Group, Inc.	5,489
Wireless Telecommunication Services — 0.6%
	30	American Tower Corp., Class A (a)	692
	32	Nextel Communications, Inc., Class A (a)	1,103
	2	Spectrasite, Inc. (a)	180
			1,975

		Total Common Stocks (Cost $271,895)	316,338

	No. of Warrants
WARRANTS — 0.0% (g)
Communications Equipment — 0.0% (g)
	11	Lucent Technologies, Inc. (a) (Cost $0)	8

		Total Long Term Investments (Cost $271,895)	316,346

	Principal Amount
SHORT-TERM INVESTMENTS — 1.6%
Investment Company — 1.6%
	4,951	JPMorgan Prime Money Market Fund (b) (Cost $4,951)	4,951

Total Investments — 100.7% (Cost $276,846)			321,297
Liabilities in Excess of Other Assets — (0.7)%			(2,203)
Net Assets — 100.0%			$319,094

Percentages indicated are based on net assets.

Abbreviations:

REIT
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows (amounts in thousands):

Aggregate gross unrealized appreciation	$51,088
Aggregate gross unrealized depreciation	(6,637)
Net unrealized appreciation/depreciation	$44,451

Federal income tax cost of investments	$276,846

5

JPMorgan Tax Aware Enhanced Income Fund

JPMorgan Tax Aware Enhanced Income Fund

Schedule of Portfolio Investments

As of July 31, 2005 (Unaudited)

(amounts in thousands)

	Principal Amount	Security Description	Value
LONG-TERM INVESTMENTS — 46.8%

PREFERRED STOCK — 2.0%
	5	Zurich RegCaps Funding Trust IV (e)
		Total Preferred Stock
		(Cost $4,391)	4,477

ASSET BACKED SECURITIES — 3.2%
	6,200	Countywide Home Equity Loan Trust
		Ser. 2004-BC1, Class M1, FRN, 3.96%, 02/25/31
			$6,200
	1,164	MBIA Capital Corp Tax Exempt
		Adj., 2.43%, 08/15/05	1,164
			7,364
		Total Asset Backed Securities
		(Cost $7,364)
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.7%
Agency CMO — 1.7%
	3,282	FNMA Grantor Trust
		Ser. 2002-36, Class FN, FRN, 3.96%, 09/20/08	3,310
	607	GNMA
		Ser. 2000-38, Class F, FRN, 3.83%,12/20/30	609
			3,919
Non Agency CMO — 3.0%
	6,816	Indymac Index Mortgage Loan Trust
		Ser. 2004-AR7, Class A1, FRN, 3.90%, 09/25/34	6,859

		Total Collateralized Mortgage Obligations
		(Cost $10,705)	10,778
CORPORATE BONDS — 11.4%
Financial Services — 11.4%
		Counts Trust
	8,250	Ser. 2002-11, FRN, 4.09%, 08/15/07 (e)	8,314
	8,250	Ser. 2002-10, FRN, 4.04%, 08/15/07 (e)	8,312
		Sigma Finance Corp. (Cayman Islands)
	9,200	3.70%, 09/15/06 (e)	9,200
		Total Corporate Bonds
		(Cost $25,700)	25,826

MUNICIPAL BONDS — 25.5%
Alabama — 2.3%
	5,000	Jefferson County, Limited Obligation,
		Ser. A, Rev., 5.00%, 01/01/08	5,200
Kansas — 0.9%
	2,000	Wyandotte County, Kansas Univiersity Government Special Obligation,
		Ser. B, Rev., 3.75%, 12/01/12	1,999
Maine — 0.7%
	1,500	Maine Veterans Homes,
		Rev., 7.75%, 10/01/20 (p)	1,542

New Jersey — 3.7%	6,580	New Jersey Economic Development Authority, Cigarette Tax,
		Rev., 5.00%, 06/15/07	6,775
	1,350	New Jersey EDA, Taxable-North Jersey Port District,
		Rev., AMBAC, 7.13%, 02/15/08	1,438
			8,213
New York — 6.6%
	10,000	New York City IDA,
		Ser. 921, Rev., Adj., 2.53%, 05/01/29	10,000
	5,000	New York City Municipal Water Finance Authority, Water & Sewer System,
		Ser. B, Rev., MBIA, 5.80%, 06/15/29	5,298
			15,298
Pennsylvania — 0.7%	1,500	Pennsylvania State Higher Educational Facilities Authority, University Health System,
		Ser. A, Rev., 5.00%, 08/15/07	1,550

1

Texas — 0.9%	2,000	Lewisville, Combination Contract, Special Assessment Castle Hills No. 3 Project,
		Rev., 4.13%, 05/01/31(p)	2,032
Washington — 0.9%
	2,000	Washington Health Care Facilities Authority, Multicare Health Systems
		Rev., MBIA, 5.00%, 08/15/06	2,044
Wisconsin — 8.8%
	6,250	Wisconsin Health & Educational Facilities Authority,
		Ser. 1999A, Rev., 4.45%, 05/01/29 (e)	6,280

		Wisconsin Health & Educational Facilities Authority, Ministry Healthcare, Inc.
	3,075	Rev., 3.40%, 05/15/07	3,051
	5,680	Ser. B, Rev., 3.50%, 05/15/07	5,613

	5,000	Wisconsin State Health & Educational Facilities,
		Adj., 2.53%, 12/31/50 (e)	5,000
			19,944
		Total Municipal Bonds
		(Cost $47,625)	57,822

		Total Long Term Investments
		(Cost $95,785)	106,267

SHORT-TERM INVESTMENTS — 54.4%
MUNICIPAL BONDS — 53.6%
California — 0.4%
	1,000	Chela Financial USA, Inc., ACES,
		Ser. C-4, Rev., FRDO, GTD ST LNS, 3.35%, 08/02/05	1,000
Colorado — 0.1%
	150	Colorado Housing & Facilities Authority, Multi-Family,
		Ser. B1, Class 1, Rev., FRDO, 3.32%, 08/02/05	150
Georgia — 1.3%
	2,900	Fulton County, Development Authority, Lovett School Project,
		Rev., FRDO, 2.35%, 08/02/05	2,900
Illinois — 1.9%
	4,300	Galesburg, Knox College Project,
		Rev., FRDO, 2.41%, 08/03/05	4,300
Kentucky — 8.6%
	10,000	Kenton County Airport Board, Special Facilities, Airis Cincinnati LLC,
		Ser. A, Rev., FRDO, 2.45%, 08/03/05	10,000
	9,600	Owensboro, Mercy Health System,
		Ser. B, Rev., FRDO, MBIA, 2.45%, 08/31/05	9,600
			19,600
Maryland — 4.5%
	10,000	Baltimore, Various Construction Public Improvement, ACES,
		Ser. A, GO, FRDO, 2.50%, 08/31/05 (m)	10,000
Michigan — 1.7%
	3,800	Detroit Building Authority, Parking & Arena System, ACES,
		Ser. A, Rev., FRDO, MBIA, 2.34%, 08/31/05	3,800
Missouri — 3.9%
	8,900	St Joseph IDA, Heartland Regional Medical Center,
		Ser. B, Rev., FRDO, AMBAC, 2.44%, 09/01/05	8,900
Montana — 3.5%
	7,900	Montana Higher Education Student Assistance Corp., Student Loan, Senior, ACES,
		Ser. A, AMT,Rev., FRDO, Guaranteed Student Loans, 2.55%, 08/25/05	7,900
New Jersey — 1.0%
	2,350	New Jersey Economic Development Authority, Economic Improvements, FLOATS,
		Ser. 980, Rev., FRDO, 2.73%, 08/03/05	2,350

New York — 0.0%	1	New York State Environmental Facilities Corp., Clean Water & Drinking FLOATS,
		Ser. 731, Rev., FRDO, 2.34%, 08/03/05	1

2

North Dakota — 0.9%
	2,000	Underwood, North Dakota PCR, Power Association Project, ACES,
		Ser. A, Rev., FRDO, 2.65%, 08/10/05	2,000
Pennsylvania — 6.5%
	9,750	Bucks County, IDA, Grand View Hospital, ACES,
		Ser. A, Rev., FRDO, AMBAC, 2.45%, 09/01/05	9,750
	5,000	Pennsylvania State Higher Educational Facilties Authority, University of Pittsburgh Medical Center, ACES,
		SubSer. C-2, Rev., FRDO, 2.50%, 08/26/05	5,000
			14,750
Rhode Island — 1.1%
	2,500	Rhode Island Housing & Mortgage Finance Corp., Hometown Opportunity Notes,
		Ser. 41-C, 3.38%, 11/01/05	2,501
South Carolina — 4.4%
	10,000	South Carolina State Education Assistance Authority, Guaranteed Student Loan, SR Lien
		ACES, Ser. A-1, Rev., Adj., 2.68%, 08/03/05	10,000
Tennessee — 8.6%
	10,050	Blount County Public Building Authority, Local Government Public Improvement, ACES,
		Ser. C-1, Class A, Rev., FRDO, 2.50%, 09/01/05	10,050
	9,375	Knox County Health Educational & Housing Facilities Board, Catholic HealthCare, ACES,
		Ser. C4, Rev., FRDO, AMBAC, 2.30%, 09/02/05	9,375
			19,425
Texas — 1.9%
	1,250	Brazos River Harbor Navigation District, Dow Chemical Co. Project,
		Ser. A-4,FRDO, 5.20%, 08/08/05	1,303
	3,000	Corpus Christi Industrial Development Corp., Dedietrich USA, Inc., Project,
		Rev., FRDO, 2.51%, 08/02/05	3,000
			4,303

Washington — 1.7%	3,920	Washington State Higher Education Facilities Authority, Seattle Pacific University Project,
		Ser. A, Rev., FRDO, 2.41%, 08/02/05	3,920

Wisconsin — 1.6%	3,530	Wisconsin Health & Educational Facilities Authority, Hospital Charity Obligation Group,
		Ser. D, Rev., FRDO, 4.90%, 11/01/05 (p)	3,550

		Total Municipal Bonds
		(Cost $131,978)	121,350

	Shares
Money Market Fund — 0.8%
	1,716	JPMorgan Tax Free Money Market Fund (b)
		2.16%, 12/31/49
		(Cost $1,746)	1,716

		Total Short-Term Investments
		(Cost $133,724)	123,066

Total Investments — 101.2%
(Cost $229,509)			$229,333
Liabilities in Excess of Other Assets — (1.2)%			(2,660)
Net Assets — 100.0%			$226,673

Percentages indicated are based on net assets.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows (amounts in thousands):

Aggregate gross unrealized appreciation	324
Aggregate gross unrealized depreciation	(500)
Net unrealized appreciation/depreciation	$(176)

Federal income tax cost of investments	$229,509

3

Abbrevations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options,
TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
Adj.	Adjustable. The interest rate shown is the rate in effect at July 31, 2005.
ACES	Auction Rate Securities
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
EDA	Economic Development Authority
FNMA	Federal National Mortgage Association
FRDO	Floating Rate Demand Obligation. The maturity date shown is the next interst reset date. The interest shown is the rate in effect at July 31, 2005.
FRN	Floating Rate Note. The rate shown is the rate in effect as of July 31, 2005.
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GTD STD LNS	Guaranteed Student Loans
GTY	Guaranty
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
Rev.	Revenue Bond

4

JPMorgan Tax Aware International Opportunities Fund

JPMorgan Tax Aware International Opportunities Fund

Schedule of Portfolio Investments

As of July 31, 2005 (Unaudited)

(amounts in thousands)

	Shares		Security Description	Value
LONG TERM INVESTMENTS — 100%
COMMON STOCKS — 100.0%
Australia — 1.2%
	97		News Corp. CID (l)	1,582
	338		Southern Pacific Petroleum NL (a) (l)	—
				1,582
Belgium — 0.8%
	10		Solvay SA, Class A (l)	$1,129
Brazil — 2.1%
	52		Cia Vale do Rio Doce ADR (l)	1,456
	32		Petroleo Brasileiro SA ADR (l)	1,462
				2,918
Finland — 2.2%
	56		Metso OYJ (l)	1,350
	38		Nokia OYJ (l)	612
	34		Tietoenator OYJ (l)	1,100
				3,062
France — 12.1%
	91		AXA SA (l)	2,476
	40		BNP Paribas (l)	2,917
	18		LVMH Moet Hennessy Louis Vuitton SA (l)	1,467
	29		Peugeot SA (l)	1,846
	6		Sanofi-Aventis (l)	479
	24		Schneider Electric SA (l)	1,882
	22		Total SA (l)	5,564
				16,631
Germany — 6.2%
	8		BASF AG (l)	552
	76		Bayer AG (l)	2,721
	18		Bayerische Motoren Werke AG (l)	821
	34		E.On AG (l)	3,108
	8		SAP AG (l)	1,319
				8,521
Greece — 0.7%
	23		Alpha Bank A.E. (l)	625
	11		OPAP SA (l)	352
				977
Hong Kong — 1.9%
	255		Sun Hung Kai Properties Ltd. (l)	2,623
India — 1.5%
	19		ICICI Bank Ltd. ADR (l)	511
	48		Reliance Industries Ltd. GDR (e) (l)	1,554
				2,065
Ireland — 1.2%
	60		CRH plc (l)	1,697
Italy — 1.0%
	150		Banca Intesa S.p.A. (l)	727
	23		ENI S.p.A. (l)	648
				1,375
Japan — 17.2%
	9		Aiful Corp. (l)	662
	330		Daiwa Securities Group, Inc. (l)	1,930
	16		Honda Motor Co., Ltd. (l)	844
	520		Itochu Corp. (l)	2,693
	—	(h)	Japan Tobacco, Inc. (l)	1,093
	197		Konica Minolta Holdings, Inc. (l)	1,794
	144		Kubota Corp. (l)	837
	33		Kurita Water Industries Ltd. (l)	527
	20		Kyocera Corp. (l)	1,416

1

	132		Mitsui Chemicals, Inc. (l)	798
	11		Nintendo Co., Ltd. (l)	1,100
	1		NTT DoCoMo, Inc. (l)	1,953
	39		Sony Corp. (l)	1,269
	—	(h)	Sumitomo Mitsui Financial Group, Inc. (l)	677
	41		Tokyo Electric Power Co., Inc. (l)	974
	34		Toyota Motor Corp. (l)	1,266
	1		UFJ Holdings, Inc. (a) (l)	3,824
				23,657
Netherlands — 7.8%
	203		Hagemeyer N.V. (a) (l)	510
	89		ING Groep N.V. CVA (l)	2,698
	90		Koninklijke Philips Electronics N.V. (l)	2,443
	32		Koninklijke Wessanen N.V. CVA (l)	507
	258		Royal KPN N.V. (l)	2,241
	28		Royal Numico N.V. (a) (l)	1,169
	46		TNT N.V. (l)	1,173
				10,741
Norway — 1.6%
	55		Statoil ASA (l)	1,188
	122		Telenor ASA (l)	1,050
				2,238
Portugal — 0.9%
	122		Portugal Telecom SGPS SA (l)	1,164
Singapore — 0.6%
	533		Singapore Telecommunications Ltd. (l)	885
South Korea — 2.1%
	20		Kookmin Bank ADR (l)	1,054
	15		LG.Philips LCD Co Ltd ADR (a) (l)	355
	3		Samsung Electronics Co., Ltd. (l)	1,465
				2,874
Sweden — 1.3%
	105		Atlas Copco AB (Sweden) (l)	1,786
Switzerland — 9.6%
	52		Compagnie Financiere Richemont AG , Class A (l)	1,816
	30		Roche Holding AG (l)	4,093
	18		Swiss Reinsurance (Registered) (l)	1,115
	15		Synthes, Inc. (l)	1,605
	28		UBS AG (Registered) (l)	2,290
	13		Zurich Financial Services AG (a) (l)	2,326
				13,245
Taiwan — 1.1%
	15		HON HAI Precision SP GDR (e) (l)	164
	70		HON HAI Precision GDR (London exchange) (l)	797
	72		Taiwan Semiconductor Manufacturing Co., Ltd. ADR (l)	614
				1,575
Thailand — 0.7%
	386		Bangkok Bank plc (l)	981
United Kingdom — 26.2%
	52		AstraZeneca plc (l)	2,331
	125		Barclays plc (l)	1,226
	111		BBA Group plc (l)	591
	145		BG Group plc (l)	1,200
	182		BP plc (l)	2,001
	32		British American Tobacco plc (l)	649

2

	108	British Sky Broadcasting plc (l)	1,011
	221	Cadbury Schweppes plc (l)	2,125
	202	HSBC Holdings plc (l)	3,261
	34	Imperial Tobacco Group plc (l)	880
	21	Intercontinental Hotels Group plc (l)	269
	531	International Power plc (a) (l)	1,975
	87	Reckitt Benckiser plc (l)	2,598
	186	Royal Bank of Scotland Group plc (l)	5,523
	30	SABMiller plc (l)	524
	47	Scottish & Southern Energy plc (l)	816
	520	Tesco plc (l)	2,974
	1,904	Vodafone Group plc (l)	4,905
	57	Wolseley plc (l)	1,192
			36,051

		Total Common Stocks (Cost $111,598)	137,777

		Total Long Term Investments (Cost $111,598)	137,777

	Principal Amount
SHORT-TERM INVESTMENT — 0.1%
	$120	U.S. Treasury Bills, 3.25%, 09/29/05 (n) (Cost $119)	119

Total Investments — 100.1% (Cost $111,717)			$137,896
Liabilities in Excess of Other Assets — (0.1)%			(124)
Net Assets — 100.0%			$137,772

Percentages indicated are based on net assets.

Abbreviations:

ADR	American Depositary Receipt.

CID	Central International Deposit

CVA	Dutch Certification.

GDR	Global Depositary Receipt.

(a)	Non-income producing security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(l)	All or a portion of this security is segregated for current or potential holdings of forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows(amounts in thousands):

Aggregate gross unrealized appreciation	$27,371
Aggregate gross unrealized depreciation	(1,192)
Net unrealized appreciation/depreciation	$26,179

Federal income tax cost of investments	$111,717

3

Summary of Investments by Industry, July 31, 2005

The following represents the allocations by industry for common stocks and other investments based on net assets.

Industry	Percentage
Commercial Banks	14.4%
Oil, Gas & Consumable Fuels	10.0%
Pharmaceuticals	9.1%
Commercial Services & Supplies	6.9%
Food & Staples Retailing	5.2%
Wireless Telecommunication Services	3.7%
Capital Markets	3.4%
Construction Materials	3.4%
Insurance	3.1%
Media	3.0%
Automobiles	2.9%
Household Products	2.8%
Metals & Mining	2.8%
Electronic Equipment & Instruments	2.7%
Chemicals	2.6%
Building Products	2.5%
Communications Equipment	2.2%
Software	2.2%
Diversified Financial Services	1.9%
Diversified Telecommunication Services	1.7%
Office Electronics	1.7%
Machinery	1.5%
Specialty Retail	1.5%
Industrial Conglomerates	1.2%
Consumer Finance	1.1%
Multi-Utilities	1.1%
Gas Utilities	1.0%
Real Estate	1.0%
Tobacco	1.0%
Other (below 1%)	2.5%
Total	100.1%

Forward Foreign Currency Exchange Contracts

Contracts To Buy		Settlement Date	Settlement Value (USD)	Value at 7/31/05 (USD)	Net Unrealized Appreciation (Depreciation) (USD)
1,758	AUD	8/5/05	$1,329	$1,330	$(1)
940	AUD	11/9/05	707	708	— (h)
12,097	CHF	8/5/05	9,810	9,391	419
7,567	EUR	8/5/05	9,380	9,176	204
1,238	EUR	11/9/05	1,503	1,508	(5)
2,329	GBP	8/5/05	4,305	4,094	211
240	GBP	11/9/05	420	421	(1)
6,482	HKD	8/5/05	835	834	1
238,792	JPY	8/5/05	2,202	2,125	77
15,603	NOK	8/5/05	2,475	2,405	70
15,327	SEK	8/5/05	2,061	1,974	87
1,698	SGD	8/5/05	1,036	1,020	16
			$36,063	$34,986	$1,078

Contracts To Sell		Settlement Date	Settlement Value (USD)	Value at 7/31/05 (USD)	Net Unrealized Appreciation (Depreciation) (USD)
10,404	AUD	8/5/05	$8,036	$7,875	$(161)
1,106	CHF	8/5/05	890	858	(32)
980	CHF	11/9/05	767	767	—
6,296	EUR	8/5/05	7,685	7,634	(51)
4,110	GBP	8/5/05	7,377	7,222	(155)
699,102	JPY	8/5/05	6,513	6,220	(293)
3,073	NOK	8/5/05	480	474	(6)
33,352	SEK	8/5/05	4,697	4,295	(402)
1,135	SGD	8/5/05	695	682	(13)
620	SGD	11/9/05	374	374	—
			$37,514	$36,401	$(1,113)

4

JPMorgan Tax Aware Large Cap Growth Fund

JPMorgan Tax Aware Large Cap Growth Fund

Schedule of Portfolio Investments

As of July 31, 2005

(Amounts in thousands)

	Shares	Security Description	Value
COMMON STOCKS — 99.1%
Aerospace & Defense — 2.1%
	30	Boeing Co.	$1,967
	12	General Dynamics Corp.	1,370
			3,337
Air Freight & Logistics — 1.0%
	28	Expeditors International Washington, Inc.	1,567
Beverages — 1.2%
	43	Coca-Cola Co. (The)	1,886
Biotechnology — 4.6%
	35	Amgen, Inc. (a)	2,824
	22	Genentech, Inc. (a)	1,996
	22	Gilead Sciences, Inc. (a)	1,005
	34	Medimmune, Inc. (a)	961
	14	OSI Pharmaceuticals, Inc. (a)	588
			7,374
Capital Markets — 0.7%
	14	Franklin Resources, Inc.	1,091
Chemicals — 0.8%
	27	Praxair, Inc.	1,337
Commercial Services & Supplies — 3.7%
	26	Apollo Group, Inc., Class A (a)	1,964
	14	Corporate Executive Board Co.	1,135
	54	Education Management Corp. (a)	1,867
	29	Robert Half International, Inc.	982
			5,948
Communications Equipment — 7.5%
	193	Cisco Systems, Inc. (a)	3,693
	106	Corning, Inc. (a)	2,010
	54	Juniper Networks, Inc. (a)	1,302
	81	Motorola, Inc.	1,722
	70	Qualcomm, Inc.	2,756
	7	Research In Motion Ltd. (Canada) (a)	493
			11,976
Computers & Peripherals — 4.3%
	37	Apple Computer, Inc. (a)	1,591
	100	Dell, Inc. (a)	4,054
	83	EMC Corp. (a)	1,138
			6,783
Consumer Finance — 0.7%
	32	First Marblehead Corp. (The) (a)	1,098
Diversified Financial Services — 1.9%
	8	Chicago Mercantile Exchange Holdings, Inc.	2,282
	31	Lazard Ltd., Class A (Bermuda) (a)	745
			3,027
Electrical Equipment — 0.8%
	16	Roper Industries, Inc.	1,205
Energy Equipment & Services — 1.3%
	6	Schlumberger Ltd. (Neth. Antilles)	460
	23	Smith International, Inc.	1,580
			2,040
Food & Staples Retailing — 3.0%
	24	Costco Wholesale Corp.	1,083
	69	CVS Corp.	2,130
	25	Sysco Corp.	909
	13	Wal-Mart Stores, Inc.	626
			4,748
Health Care Equipment & Supplies — 3.6%
	8	Bausch & Lomb, Inc.	703
	18	Fisher Scientific International, Inc. (a)	1,173
	9	Guidant Corp.	591
	38	Medtronic, Inc.	2,060
	14	Zimmer Holdings, Inc. (a)	1,146
			5,673

1

Health Care Providers & Services — 5.9%
	28	DaVita, Inc. (a)	1,323
	38	HCA, Inc.	1,891
	26	Laboratory Corp. of America Holdings (a)	1,314
	33	Medco Health Solutions, Inc. (a)	1,574
	64	UnitedHealth Group, Inc.	3,350
			9,452
Hotels, Restaurants & Leisure — 1.8%
	35	Carnival Corp. (Panama)	1,843
	14	Marriott International, Inc., Class A	986
			2,829
Household Durables — 0.8%
	23	Toll Brothers, Inc. (a)	1,264
Household Products — 2.9%
	82	Procter & Gamble Co.	4,544
Industrial Conglomerates — 5.3%
	215	General Electric Co.	7,434
	33	Tyco International Ltd. (Bermuda)	1,020
			8,454
Insurance — 0.4%
	10	Prudential Financial, Inc.	649
Internet & Catalog Retail — 0.7%
	27	eBay, Inc. (a)	1,136
Internet Software & Services — 3.5%
	7	Google, Inc., Class A (a)	1,985
	39	VeriSign, Inc. (a)	1,020
	76	Yahoo!, Inc. (a)	2,518
			5,523
IT Services — 4.7%
	28	Affiliated Computer Services, Inc., Class A (a)	1,393
	66	Automatic Data Processing, Inc.	2,932
	40	Cognizant Technology Solutions Corp., Class A (a)	1,939
	34	Iron Mountain, Inc. (a)	1,179
			7,443
Machinery — 0.6%
	17	Danaher Corp.	954
Media — 2.0%
	12	Getty Images, Inc. (a)	952
	26	Lamar Advertising Co., Class A (a)	1,144
	31	XM Satellite Radio Holdings, Inc., Class A (a) (c)	1,097
			3,193
Metals & Mining — 0.4%
	14	United States Steel Corp.	609
Multiline Retail — 2.2%
	28	Kohl’s Corp. (a)	1,588
	33	Target Corp.	1,930
			3,518
Oil, Gas & Consumable Fuels — 2.8%
	25	EOG Resources, Inc.	1,546
	38	Newfield Exploration Co. (a)	1,609
	17	Valero Energy Corp.	1,374
			4,529
Personal Products — 1.2%
	36	Gillette Co. (The)	1,924
Pharmaceuticals — 6.3%
	44	Abbott Laboratories	2,073
	76	Johnson & Johnson	4,856
	25	Sepracor, Inc. (a)	1,284
	40	Wyeth	1,821
			10,034
Semiconductors — 0.6%
	23	Marvell Technology Group Ltd. (Bermuda) (a)	1,005
Semiconductors & Semiconductor Equipment — 4.3%
	51	Altera Corp. (a)	1,118
	35	Analog Devices, Inc.	1,353
	104	Intel Corp.	2,815
	13	KLA-Tencor Corp.	672
	22	Linear Technology Corp.	853
			6,811

2

Software — 5.8%
	50	Adobe Systems, Inc.	1,473
	27	Autodesk, Inc.	937
	24	Mercury Interactive Corp. (a)	958
	227	Microsoft Corp.	5,820
			9,188
Specialty Retail — 5.7%
	38	Home Depot, Inc.	1,661
	50	Lowe’s Cos., Inc.	3,331
	22	Michaels Stores, Inc.	898
	47	Petsmart, Inc.	1,413
	78	Staples, Inc.	1,786
			9,089
Textiles, Apparel & Luxury Goods — 0.6%
	27	Coach, Inc. (a)	944
Tobacco — 1.0%
	24	Altria Group, Inc.	1,594
Wireless Telecommunication Services — 2.4%
	95	Crown Castle International Corp. (a)	2,058
	49	Nextel Communications, Inc., Class A (a)	1,718
			3,776

		Total Common Stocks (Cost $128,774)	157,552
SHORT-TERM INVESTMENT — 0.9%
Investment Company — 0.9%
	1,402	JPMorgan Prime Money Market Fund (b) (Cost $1,402)	1,402
Total Investments — 100.0% (Cost $130,176)			158,954
Other Liabilities in Excess of Assets — (0.0)%			(14)
Net Assets — 100.0%			$158,940

Percentages indicated are based on net assets.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,064
Aggregate gross unrealized depreciation	(1,286)
Net unrealized appreciation/depreciation	$28,778

Federal income tax cost of investments	$130,176

Abbreviations:

(a)                                  Non-income producing security.

(b)                                 Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

3

JPMorgan Tax Aware Large Cap Value Fund

JPMorgan Tax Aware Large Cap Value Fund

Schedule of Portfolio Investments

As of July 31, 2005 (Unaudited)

(amounts in thousands)

	Shares	Security Description	Value
Long-Term Investments — 100.5%
COMMON STOCKS — 98.4%
Aerospace & Defense — 1.1%
	162	Raytheon Co.	$6,371
Air Freight & Logistics — 1.0%
	73	FedEx Corp.	6,139
Auto Components — 1.7%
	181	Johnson Controls, Inc.	10,402
Beverages — 2.2%
	139	Coca-Cola Co. (The)	6,091
	110	Molson Coors Brewing Co., Class B	6,922
			13,013
Building Products — 2.0%
	270	American Standard Companies., Inc.	11,938
Capital Markets — 4.5%
	65	Goldman Sachs Group, Inc.	7,018
	136	Merrill Lynch & Co., Inc.	8,000
	240	State Street Corp.	11,933
			26,951
Chemicals — 4.1%
	326	Nalco Holding Co. (a)	6,999
	193	Praxair, Inc.	9,513
	163	Valspar Corp.	7,982
			24,494
Commercial Banks — 10.4%
	456	Bank of America Corp.	19,886
	206	North Fork Bancorp, Inc.	5,641
	80	SunTrust Banks, Inc.	5,817
	254	U.S. Bancorp	7,635
	244	Wachovia Corp.	12,293
	180	Wells Fargo & Co.	11,017
			62,289
Communications Equipment — 0.9%
	280	Corning, Inc. (a)	5,334
Computers & Peripherals — 2.3%
	565	Hewlett-Packard Co.	13,898
Construction Materials — 1.5%
	127	Lafarge North America, Inc.	8,883
Diversified Financial Services — 5.7%
	253	CIT Group, Inc.	11,172
	395	Citigroup, Inc.	17,162
	231	MBNA Corp.	5,804
			34,138
Diversified Telecommunication Services — 4.2%
	392	Sprint Corp.	10,545
	428	Verizon Communications, Inc.	14,648
			25,193
Electric Utilities — 5.4%
	190	Edison International	7,763
	113	Exelon Corp.	6,021
	150	FPL Group, Inc.	6,472
	202	PPL Corp.	12,446
			32,702
Food & Staples Retailing — 1.5%
	288	CVS Corp.	8,930
Food Products — 0.3%
	66	Kraft Foods, Inc., Class A	2,001
Health Care Equipment & Supplies — 0.8%
	175	Boston Scientific Corp. (a)	5,072
Health Care Providers & Services — 1.0%
	86	WellPoint, Inc. (a)	6,084
Hotels, Restaurants & Leisure — 1.6%
	301	McDonald’s Corp.	9,395

1

Household Durables — 2.3%
	172	Whirlpool Corp.	13,717
Industrial Conglomerates — 2.7%
	299	General Electric Co.	10,323
	195	Tyco International Ltd. (Bermuda)	5,945
			16,268
Insurance — 6.0%
	83	AMBAC Financial Group, Inc.	5,927
	280	Genworth Financial, Inc., Class A	8,781
	115	Hartford Financial Services Group, Inc.	9,266
	150	Nationwide Financial Services, Inc.	5,937
	59	RenaissanceRe Holdings Ltd. (Bermuda)	2,633
	74	St. Paul Travelers Companies., Inc. (The)	3,244
			35,788
IT Services — 1.4%
	327	Accenture Ltd. (Bermuda) (a)	8,176
Machinery — 1.4%
	114	Deere & Co.	8,382
Media — 4.9%
	285	Comcast Corp., Special Class A (a)	8,556
	226	Dex Media, Inc.	5,684
	105	Gannett Co., Inc.	7,675
	72	Omnicom Group, Inc.	6,111
	93	Time Warner, Inc. (a)	1,583
			29,609
Metals & Mining — 0.5%
	70	United States Steel Corp.	2,986
Multi-Utilities — 0.7%
	97	SCANA Corp.	4,077
Office Electronics — 1.4%
	657	Xerox Corp. (a)	8,680
Oil, Gas & Consumable Fuels — 11.2%
	176	Chevron Corp.	10,185
	243	ConocoPhillips	15,197
	128	Devon Energy Corp.	7,202
	114	El Paso Corp.	1,371
	411	Exxon Mobil Corp.	24,153
	50	Marathon Oil Corp.	2,918
	102	Royal Dutch Shell plc, Class A ADR (a)	6,250
			67,276
Pharmaceuticals — 4.8%
	180	GlaxoSmithKline plc (United Kingdom) ADR	8,553
	368	Pfizer, Inc.	9,739
	236	Wyeth	10,819
			29,111
Real Estate — 1.5%
	330	Host Marriott Corp. (REIT)	6,155
	65	Prologis (REIT)	2,961
			9,116
Software — 1.5%
	351	Microsoft Corp.	8,997
Textiles, Apparel & Luxury Goods — 1.0%
	100	V.F. Corp.	5,904
Thrifts & Mortgage Finance — 2.7%
	75	Countrywide Financial Corp.	2,700
	218	Freddie Mac	13,763
			16,463
Tobacco — 2.2%
	194	Altria Group, Inc.	12,978

		Total Common Stocks (Cost $505,926)	590,755
Convertible Preferred Stock — 1.3%
Oil & Gas — 1.3%
	7	El Paso Corp., 4.99% (a) (e) (Cost $6,825)	7,731

	Principal Amount
Convertible Bond — 0.8%
Media — 0.8%
	$4,500	Liberty Media Corp., 0.75%, 03/30/23 (Cost $4,860)	4,804

		Total Long-Term Investments (Cost $517,611)	603,290

2

	Shares
SHORT-TERM INVESTMENTS — 1.2%
Investment Company — 1.2%
	7,164	JPMorgan Prime Money Market Fund (b) (Cost $7,164)	7,164

Total Investments — 101.7% (Cost $524,775)			$610,454
Liabilities in Excess of Other Assets — (1.7)%			(9,885)
Net Assets — 100.0%			$600,569

Percentages indicated are based on net assets.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,237
Aggregate gross unrealized depreciation	(7,558)
Net unrealized appreciation/depreciation	$85,679

Federal income tax cost of investments	$524,775

Abbreviations

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

3

JPMorgan Tax Aware Short-Intermediate Income Fund

JPMorgan Tax Aware Short-Intermediate Income Fund

Schedule of Portfolio Investments

As July 31, 2005 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
LONG-TERM INVESTMENTS — 90.5%

PREFERRED STOCKS — 0.5%
Financial Services — 0.5%
	3	Pinto Totta International Finance (e)
		Total Preferred Stocks
		(Cost $3,903)	$3,580

	Principal Amount

ASSET BACKED SECURITIES — 0.1%
	$800	Capital One Auto Finance Trust
		Ser. 2003-B, Class A4, 3.18%, 09/15/10
		(Cost $800)	787
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%

	3,250	Credit Suisse First Boston Mortgage Securities Corp.
		Ser. 2004-C3, Class A3, 4.30%, 07/15/36	3,202
		LB-UBS Commercial Mortgage Trust,
	6,850	Ser. 2003-C5, Class A2, 3.48%, 07/15/27	6,658
	9,150	Ser. 2004-C2, Class A2, 3.25%, 03/15/29	8,740
	6,281	Structured Adjustable Rate Mortgage Loan Trust
		Ser. 2004-6, Class 5A1, VAR, 5.02%, 06/25/34	6,238
		Wells Fargo Mortgage Backed Securities Trust
	3,723	Ser. 2004-F, Class A8, FRN, 4.74%, 06/25/34	3,741
	4,950	Ser. 2004-S, Class A3, FRN, 3.54%, 09/25/34	4,915

		Total Collateralized Mortgage Obligations
		(Cost $34,242)	33,494

CORPORATE BONDS — 7.3%
Agricultural Production/Services — 0.2%
	1,350	National Agricultural Cooperative Federation
		(South Korea) VAR, 5.75%, 06/18/14	1,379
Beverages — 0.4%
	2,650	Diageo Finance BV (Netherlands)
		3.00%, 12/15/06	2,591
Capital Markets — 0.5%
	3,550	BNP U.S. Funding LLC
		VAR, 7.74%, 12/31/49 (e)	3,785
Commercial Banks — 1.1%
	1,800	Bacob Bank SC (Belgium)
		VAR, 7.25%, 12/31/49 (e)	1,888
		Citibank Korea, Inc. (South Korea)
	2,200	6.95%, 12/06/11	2,281
	2,650	VAR, 4.68%, 06/18/13	2,634

	1,400	Deutsche Bank Capital Funding Trust I
		VAR, 7.87%, 12/31/49 (e)	1,549
			8,352
Commercial Services & Supplies — 0.5%
	3,750	Cendant Corp.
		6.88%, 08/15/06	3,841
Computers & Peripherals — 0.1%
	750	Hewlett-Packard Co.
		3.63%, 03/15/08	734
Consumer Finance — 1.3%
	5,350	Capital One Financial Corp.
		8.75%, 02/01/07	5,669
	2,900	Ford Motor Credit Co.
		4.95%, 01/15/08	2,793
	1,400	MBNA America Bank N.A.
		4.63%, 08/03/09	1,401
			9,863

1

Diversified Financial Services — 1.5%
	4,400	BHP Finance USA Ltd. (Australia)
		6.69%, 03/01/06	4,468
	1,300	Mizuho JGB Investment LLC
		VAR, 9.87%, 12/31/49 (e)	1,458
	4,950	Natexis AMBS Co., LLC
		VAR, 8.44%, 12/31/49 (e)	5,432
			11,358
Diversified Telecommunication Services — 1.0%
	1,750	France Telecom S.A. (France)
		7.45%, 03/01/06	1,781
	2,825	Sprint Capital Corp.
		6.00%, 01/15/07	2,878
		Telecom Italia Capital (Luxembourg)
	1,600	4.00%, 11/15/08	1,569
	1,350	4.00%, 01/15/10 (e)	1,303
			7,531
Electric-Integrated — 0.1%
	800	Public Service Co. of Colorado
		Ser. 14, 4.37%, 10/01/08	796

Health Care Equipment & Supplies — 0.1%
	750	Hospira, Inc.
		4.95%, 06/15/09	753
Insurance — 0.5%
	3,400	Prudential Financial, Inc.
		Step Bond, 4.10%, 11/15/06	3,391
		Total Corporate Bonds
		(Cost $52,850)	54,374

PARTICIPATORY NOTE — 0.4
Diversified Financial Services — 0.4%
	2,600	Tyco International Group S.A.
		Participation Certificate Trust
		4.44%, 06/15/07 (e)
		Total Participatory Note	2,589
		(Cost $2,600)

MUNICIPAL BONDS — 77.7%
Alabama —1.1%
		Jefferson County, Limited Obligation
	$5,000	Ser. A, Rev., 5.00%, 01/01/09	5,255
	2,620	Ser. A, Rev., 5.00%, 01/01/10	2,774
			8,029
Arizona — 0.1%
	1,000	Maricopa County, School District
		No. 6-Washington Elementary
		Ser. B, GO, 7.10%, 07/01/06	1,039
California — 2.6%
		California Statewide Communities Development
		Authority, Kaiser Permanente
	3,500	Ser. F, Rev., Adj., 2.30%, 04/01/33	3,443
	5,000	Ser. G, Rev., Adj., 2.30%, 04/01/34	4,918
	10,000	State of California
		Ser. B, GO, Adj., 5.00%, 07/01/23	10,518
			18,879
Colorado — 0.3%
	2,500	Colorado Health Facilities Authority, Evangelical
		Lutheran Ser. B, Rev., Adj., 3.75%, 06/01/34	2,471

Connecticut — 0.7%
	2,000	Connecticut Resource Recovery
		Authority, American Ref-Fuel Co.
		Ser. A, Rev., MBIA, 5.50%, 11/15/05	2,016
	3,000	Connecticut State Development Authority PCR,
		Adj., AMBAC, 3.35%, 05/01/31	2,987
			5,003
Florida — 0.4%
		Escambia County, Health Facilities Authority,
		Ascension Health Credit
	1,000	Ser. A, Rev., AMBAC, 5.00%, 11/15/06	1,025
	1,855	Ser. A-1, Rev., AMBAC, 5.75%, 11/15/09 (p)	2,055
			3,080

2

Georgia — 2.5%
	1,680	Fulco Hospital Authority RAC,
		Health System, Catholic Health East
		Ser. A, Rev., MBIA, 5.50%, 11/15/08	1,799
	7,000	Georgia State Road & Tollway Authority, Governors
		Transportation Choices,
		5.00%, 03/01/08	7,354
	3,725	Newton County Georgia
		GO, 5.00%, 07/01/11	4,028
	5,000	State of Georgia
		Ser. D, GO, 5.80%, 11/01/08	5,432
			18,613
Hawaii — 2.2%
		State of Hawaii
	5,000	Ser. DG, GO, AMBAC, 5.00%, 07/01/09	5,326
	10,000	Ser. DG, GO, AMBAC, 5.00%, 07/01/13	10,921
			16,247
Illinois — 4.8%
	14,065	Chicago Board of Education
		Ser. B, GO, 5.00%, 12/01/13	15,340
	2,375	Chicago, Pilsen Redevelopment, Tax Allocation
		AMBAC, 4.35%, 06/01/13	2,336
		Cicero, Tax Increment
	1,725	Ser. A, GO, XLCA, 5.00%, 01/01/12	1,858
	1,015	Ser. A, GO, XLCA, 5.00%, 01/01/13	1,099
	2,500	Illinois Finance Authority, Power Company Project
		Ser. A, Rev., PCFA, 7.38%, 07/01/21 (p)	2,649
	1,350	Illinois Health Facilities Authority,
		University of Chicago Hospital System
		Rev., MBIA, 5.00%, 08/15/07	1,401
	5,500	Illinois State
		GO, FGIC, 5.13%, 12/01/10	5,652
	5,000	State of Illinois Sales Tax, Public Improvements
		Rev., 5.00%, 06/15/09	5,319
			35,654
Indiana — 0.6%
	3,300	Indiana Transportation Finance Authority, Airport Facilities Lease,
		Ser. A, Rev., AMBAC, 6.00%, 11/01/06	3,432
	1,010	St. Joseph County Hospital Authority,
		Member Health Systems
		Ser. A, Rev., MBIA, 5.50%, 08/15/08	1,074
			4,506
Iowa — 0.3%
	1,895	Iowa Finance Authority, Hospital Facility, Health System
		Ser. A, Rev., MBIA, 5.25%, 07/01/07	1,972
Kansas — 0.4%
	1,500	Burlington, Kansas City Power & Light
		Ser. A , Rev., Adj., 4.75%, 09/01/15	1,539
	1,500	Wyandotte County-Kansas City Unified Government,
		Special Obligation
		Ser. C, Rev., 3.85%, 12/01/13	1,507
			3,046
Kentucky — 0.1%
	640	Owensboro, Electric Light & Power
		Rev., 6.85%, 01/01/08	672
Maryland — 4.8%
	2,000	Maryland Health and Higher Educational Facilities
		Authority, Johns Hopkins Hospital
		Ser. A, Rev., 4.50%, 08/01/05	2,000
	11,525	Maryland State & Local Facilities Lien
		2nd Ser., GO, 5.00%, 08/01/07	12,013
	5,445	Maryland State & Local Facilities Lien,
		Capital Improvement Ser. A, GO, 5.50%, 08/01/08	5,840
	5,410	Northeast Waste Disposal Authority, Resource
		Recovery Revenue, Solid Waste Rev., AMBAC, 5.25%, 04/01/09	5,735
	4,000	Northeast Waste Disposal Authority, Solid Waste Montgomery
		County Resource Recovery Project Ser. A, Rev.,
		6.00%, 07/01/07	4,163
	5,325	Prince Georges County, Construction Public
		Improvement Ser. C, GO, CONS, 5.00%, 12/01/08	5,656
			35,407

3

Massachusetts — 6.8%
	14,070	Massachusetts Bay Transportation Authority
		Ser. A, Special Assessment, 5.25%, 07/01/10 (p)	15,320
	10,000	Massachusetts State College Building
		Ser. A, Rev., 5.00%, 08/15/13	10,928
		Massachusetts State, Federal Highway
	5,000	GAN, Ser. A, Rev., 5.75%, 06/15/14	5,540
	7,000	GAN, Ser. A, Rev., 5.75%, 06/15/15	7,756
	10,000	Massachusetts State, Special Obligation, Federal Highway
		GAN, Ser. A , FSA, 5.00%, 12/15/13	10,871
			50,415
Michigan — 4.6%
	6,425	City of Detroit
		Ser. A, GO, FSA, 5.00%, 04/01/08	6,736
	1,000	Michigan Higher Education Student Loan Authority
		Ser. XVII-I, Rev., AMBAC, 3.30%, 03/01/09	989
	10,000	Michigan State
		Ser. A , COP, Adj., MBIA, 5.00%, 09/01/31	10,663
	10,000	Michigan State Building Authority, Facilities Program
		Ser. I, Rev., Adj., AMBAC, 5.00%, 10/15/29	10,711
		Michigan State Hospital Finance Authority, Ascension Health Credit
	1,000	Ser. A, Rev., MBIA, 5.75%, 11/15/09 (p)	1,107
	3,000	Ser. B, Rev., Adj., 5.38%, 11/15/33	3,140
	1,000	Michigan Strategic Fund, Dow Chemical Project
		Rev., Adj., 4.60%, 06/01/14	1,030
			34,376
Minnesota — 0.7%
	5,000	Minnesota Housing Finance Agency, Residential
		Housing Ser. L-2, Rev., 2.35%, 03/01/27	4,936
Mississippi — 0.3%
	2,300	Mississippi Business Financial Corp.,
		Waste Management, Inc. Project
		Rev., Adj., 2.30%, 03/01/27	2,282
Missouri — 1.3%
	8,750	Missouri State Highway and Transportation Commission
		Ser. A, Rev., 5.00%, 05/01/13	9,578
Nevada —0.8%
	5,840	Clark County School District
		GO, FSA, 5.00%, 06/15/09 (p)	6,232
New Jersey — 3.6%
		New Jersey Economic Development Authority, Cigarette Tax
	2,550	Rev., 5.00%, 06/15/07	2,625
	3,000	Rev., FGIC, 5.00%, 06/15/09	3,178
	3,000	Rev., FSA, 5.00%, 06/15/09	3,178
	5,000	New Jersey Economic Development Authority, School Facilities
		Construction, Ser. G, Rev., 5.00%, 09/01/09	5,317
	5,000	New Jersey Transportation Trust Fund Authority, Transportation
		Systems Ser. A, Rev., MBIA, 5.00%, 12/15/07	5,231
	6,000	State of New Jersey RAN
		Ser. A, Rev., 4.00%, 06/23/06	6,067
			25,596
New Mexico — 0.0%
	340	New Mexico State Highway Commission, Unrefunded
		Balance, Sub Lien
		Ser. B, Rev., 5.00%, 06/15/06	347

4

New York — 7.8%
		City of New York
	25	Ser. B, GO, 5.10%, 08/01/07 (p)	26
	775	Ser. B, GO, 5.10%, 08/01/08	810
	5,000	Ser. D, GO, MBIA, 6.20%, 02/01/07	5,242
	3,000	Ser. G, GO, 5.00%, 08/01/07	3,116
	5,000	Ser. G, GO, MBIA, 5.00%, 08/01/10	5,260
	3,000	Dutchess County, IDA, IBM Project
		Rev., Adj., 5.45%, 12/01/29	3,228
	1,400	Long Island Power Authority, Electric Systems
		Ser. 8F, Rev., Adj., MBIA, 5.00%, 04/01/11	1,419
	3,720	New York City Municipal Water Finance Authority
		Ser. B, Rev., FSA-CR, 5.88%, 06/15/26	3,849
	8,750	New York City Municipal Water Finance Authority, Water &
		Sewer System Ser. B, Rev., MBIA, 5.88%, 06/15/29	9,272
	1,800	New York Convention Center Operating Corp.,
		Yale Building Acquisition Project,
		COP, 5.25%, 06/01/08	1,854
		New York State Dormitory Authority, Department of Health
	2,530	Ser. 2, Rev., 5.00%, 07/01/09	2,679
	2,940	Ser. 2, Rev., 5.00%, 07/01/10	3,139
	5,000	New York State Thruway Authority,
		General Highway & Bridge Transportation Fund
		Ser. A, Rev., 5.25%, 04/01/13	5,540
	5,000	New York State Urban Development Corp., State Personal
		Income Tax Ser. A-4, Rev., 4.00%, 03/15/07	5,084
		Triborough Bridge & Tunnel Authority, General Purpose
	5,000	Ser. B, Rev., GO, 5.00%, 11/15/07	5,229
	1,255	Ser. SR, Rev., GO, 5.00%, 01/01/07	1,277
			57,024
North Carolina — 6.7%
		North Carolina State
	11,720	GO, 5.00%, 03/01/09	12,476
	15,000	GO, 5.00%, 03/01/13	16,477
	13,800	North Carolina State, Public Improvement
		Ser. A, GO, 5.00%, 03/01/10	14,846
	5,480	University of North Carolina
		Ser. B, Rev., 5.00%, 12/01/08	5,817
			49,616
Ohio — 1.6%
	3,500	Gateway Economic Development Corporation
		Greater Cleveland Excise Tax,
		Sr. Lien, Rev., FSA, 5.13%, 09/01/05	3,507
	1,500	Ohio Air Quality Development Authority, Edison Project
		Ser. A, Rev., Adj., AMBAC, 3.25%, 02/01/15	1,501
	5,000	Ohio State Building Authority, Adult Correction
		Ser. C, Rev., 5.00%, 10/01/10	5,390
	1,400	Portage County
		GO, MBIA, 5.10%, 12/01/12	1,490
			11,888
Oregon — 0.4%
	3,000	Oregon State Housing & Community Services
		Department, Single Family Mortgage Program
		Ser. O-4, Rev., 2.45%, 03/15/06	2,984
Pennsylvania — 2.0%
	10,000	Harrisburg Authority Resource Recovery Improvements
		Ser. D-2, Rev., Adj., FSA, 5.00%, 12/01/33	10,745
	3,000	Luzerne County, American IDA
		Ser. A, Rev., Adj., AMBAC, 3.60%, 01/01/33	2,989
	1,000	Pittsburgh, Pennsylvania,
		Ser. 2002-2004, 2006, 2008 & 2009,
		GO, AMBAC, 5.00%, 09/01/06	1,023
			14,757
Puerto Rico —1.1%
	7,890	Commonwealth of Puerto Rico, Public Improvement
		Ser. C, GO, Adj., 5.00%, 07/01/08	8,236
Tennessee — 3.1%
	21,675	Metropolitan Government Nashville & Davidson County, Health &
		Educational Facilities Board, Vanderbilt University
		Ser. B-3, Rev., Adj., MBIA, 5.00%, 10/01/44	23,146

5

Texas — 4.5%
	1,925	Brazos River Authority, PCR, Utilities Electricity Co.
		Ser. B, Rev., Adj., 5.05%, 06/01/30	1,942
		Brazos River Harbor Navigation District, Dow Chemical Co. Project
	2,500	Ser. A-3, AMT, Rev., Adj., 4.95%, 05/15/33	2,571
	3,750	Ser. A-4, AMT, Rev., Adj., 5.20%, 05/15/33	3,908
	2,475	Matagorda County, Navigation District No.1, PCR, Central
		Power & Light Co.
		Ser. A, Rev., Adj., 4.55%, 11/01/29	2,508
	5,000	Spring Branch Independent School District
		GO, 5.00%, 02/01/14	5,439
	13,350	Texas Water Development Board, State Revolving
		Fund, SR Lien
		Ser. B, Rev., 5.40%, 07/15/14	13,795
	3,000	Travis County Health Facilities Development
		Corp., Ascension Health Credit
		Ser. A, Rev., MBIA, 5.75%, 11/15/07	3,177
			33,340
Virginia — 5.0%
	2,610	Peninsula Ports Authority, Dominion Term
		Association Project, Rev., Adj., 3.30%, 10/01/33	2,598
		Virginia Public Building Authority,
		Public Building Facilities
	10,560	Ser. B, Rev., 5.00%, 08/01/08	11,150
	14,970	Ser. B, Rev., 5.00%, 08/01/10	16,139
	6,890	Virginia Resources Authority Clean Water,
		Rev., 5.00%, 10/01/09	7,376
			37,263
Washington — 3.7%
		Conservation & Renewable Energy System
	1,070	Rev., 5.00%, 10/01/06	1,097
	1,175	Rev., 5.00%, 10/01/07	1,225
	5,500	Energy Northwest, Washington Electric
		Ser. A, Rev., 5.25%, 07/01/09	5,898
	5,000	King County, Sewer
		Ser. B, Rev., FSA, 5.25%, 01/01/10	5,389
	11,100	Port of Seattle
		AMT, Ser. C, GO, FSA, 5.25%, 11/01/11	12,075
	1,310	Tacoma, Washington Conservation System Project
		Rev., 5.00%, 12/01/07	1,370
			27,054
Wisconsin — 2.8%
	2,500	Wisconsin Health & Educational Facilities Authority,
		Ministry Healthcare, Inc.
		Ser. B, Rev., 3.50%, 05/15/07	2,470
	17,205	Wisconsin State, Petroleum Inspection Fee,
		Ser. 1, Rev., FSA, 5.00%, 07/01/10	18,467
			20,937
		Total Municipal Bonds
		(Cost $581,141)	574,625
		Total Long Term Investments
		(Cost $677,898)	669,449
SHORT-TERM INVESTMENTS — 12.7%
Investment Company— 12.6%
	92,821	JPMorgan Tax Free Money Market Fund (b)
		(Cost $92,821)	92,821
U.S. TREASURY OBLIGATIONS — 0.1%
	400	U.S. Treasury Notes
		2.00%, 08/31/05 (k)
		(Cost $400)	400
		Total Short-Term Investments
		(Cost $93,221)	93,221

Total Investments — 103.2%
(Cost $771,119)			762,670
Liabilities in Excess of Other Assets — (3.2)%			(23,336)
Net Assets — 100.0%			$739,334

6

Percentages indicated are based on net assets.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the  aggregate cost of investments for federal income tax purposes was as follows (amounts in thousands):

Aggregate gross unrealized appreciation	$245
Aggregate gross unrealized depreciation	(8,694)
Net unrealized appreciation/depreciation	(8,449)

Federal income tax cost of investments	$771,119

Abbrevations:
Adj.	Adjustable. The interest rate shown is the rate in effect at July 31, 2005.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CONS	Consolidated Bonds
COP	Certificates of Participation
FSA	Financial Securities Assurance
FGIC	Financial Guaranty Insurance Corp.
FSA-CR	FSA Custodial Receipts
GAN	Grant Anticipation Note
GO	General Obligation Bond
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PCFA	Pollution Control Financing Authority
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Note
Rev.	Revenue Bond
Ser.	Series
SO	Special Obligation
VAR	Variable. The interest rate shown is the rate in effect at July 31, 2005.
XLCA	XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.

Futures Contracts

(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value at 07/31/05 (USD)	Unrealized Appreciation (Depreciation) (USD)
	Short Futures Outstanding
(228)	2 Year U.S. Notes	September, 2005	(47,313)	$234
(299)	5 Year U.S. Notes	September, 2005	(32,451)	398
				$632

7

JPMorgan Tax Aware U.S. Equity Fund

JPMorgan Tax Aware U.S. Equity Fund

Schedule of Portfolio Investments

As of July 31 (Unaudited)

(Amounts in thousands)

	Shares	Security Description	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 99.2%

Aerospace & Defense — 1.5%
	374	Raytheon Co.	$14,709
Air Freight & Logistics — 1.0%
	120	FedEx Corp.	10,091
Beverages — 2.0%
	454	Coca-Cola Co. (The)	19,852
Biotechnology — 0.5%
	120	OSI Pharmaceuticals, Inc. (a)	4,956
Building Products — 1.9%
	422	American Standard Cos., Inc.	18,686
Capital Markets — 2.4%
	231	Morgan Stanley	12,260
	240	State Street Corp.	11,933
			24,193
Chemicals — 2.0%
	400	Praxair, Inc.	19,761
Commercial Banks — 3.3%
	683	Bank of America Corp.	29,766
	120	U.S. Bancorp	3,607
			33,373
Communications Equipment — 5.9%
	858	Cisco Systems, Inc. (a)	16,426
	628	Corning, Inc. (a)	11,962
	658	Motorola, Inc.	13,936
	438	QUALCOMM, Inc.	17,277
			59,601
Computers & Peripherals — 4.4%
	959	Hewlett-Packard Co.	23,598
	129	International Business Machines Corp.	10,798
	163	Lexmark International, Inc., Class A (a)	10,189
			44,585
Consumer Finance — 1.6%
	287	American Express Co.	15,785
Diversified Financial Services — 3.9%
	224	CIT Group, Inc.	9,887
	677	Citigroup, Inc.	29,461
			39,348
Diversified Telecommunication Services — 1.2%
	359	Verizon Communications, Inc.	12,282
Food & Staples Retailing — 4.2%
	657	CVS Corp.	20,390
	326	Safeway, Inc.	7,922
	278	Wal-Mart Stores, Inc.	13,719
			42,031
Health Care Equipment & Supplies — 1.0%
	333	Boston Scientific Corp. (a)	9,629
Health Care Providers & Services — 3.2%
	202	HCA, Inc.	9,934
	84	Medco Health Solutions, Inc. (a)	4,069
	265	WellPoint, Inc. (a)	18,746
			32,749
Hotels, Restaurants & Leisure — 1.9%
	616	McDonald’s Corp.	19,195
Household Durables — 0.4%
	49	Mohawk Industries, Inc. (a)	4,303
Household Products — 1.5%
	267	Procter & Gamble Co.	14,853
Industrial Conglomerates — 7.7%
	1,271	General Electric Co.	43,844
	1,112	Tyco International Ltd. (Bermuda)	33,892
			77,736

1

Insurance — 4.3%
	247	Allstate Corp. (The)	15,119
	177	AMBAC Financial Group, Inc.	12,700
	345	Genworth Financial, Inc., Class A	10,819
	105	RenaissanceRe Holdings Ltd. (Bermuda)	4,705
			43,343
IT Services — 0.8%
	304	Accenture Ltd. (Bermuda) (a)	7,612
Media — 5.2%
	659	Comcast Corp., Class A (a)	19,775
	312	Dex Media, Inc.	7,834
	147	E.W. Scripps Co., Class A	7,443
	142	Gannett Co., Inc.	10,324
	219	Viacom, Inc., Class B	7,336
			52,712
Metals & Mining — 0.5%
	115	United States Steel Corp.	4,905
Multi-Utilities — 2.3%
	199	Dominion Resources, Inc.	14,720
	282	Duke Energy Corp.	8,316
			23,036
Oil, Gas & Consumable Fuels — 9.5%
	468	Chevron Corp.	27,128
	468	ConocoPhillips	29,261
	1,538	El Paso Corp.	18,450
	360	Exxon Mobil Corp.	21,167
			96,006
Pharmaceuticals — 7.7%
	425	Johnson & Johnson	27,171
	761	Pfizer, Inc.	20,166
	95	Sepracor, Inc. (a)	4,947
	549	Wyeth	25,111
			77,395
Semiconductors & Semiconductor Equipment — 1.1%
	281	Analog Devices, Inc.	11,015
Software — 4.8%
	1,204	Microsoft Corp.	30,823
	1,306	Oracle Corp. (a)	17,739
			48,562
Specialty Retail — 2.0%
	349	Home Depot, Inc.	15,175
	229	TJX Cos., Inc.	5,386
			20,561
Textiles, Apparel & Luxury Goods — 1.3%
	75	Nike, Inc., Class B	6,243
	116	V.F. Corp.	6,849
			13,092
Thrifts & Mortgage Finance — 4.2%
	474	Freddie Mac	29,982
	299	Washington Mutual, Inc.	12,719
			42,701
Tobacco — 2.3%
	340	Altria Group, Inc.	22,776
Wireless Telecommunication Services — 1.7%
	503	Nextel Communications, Inc., Class A (a)	17,487

		Total Common Stocks (Cost $881,625)	998,921

		Total Long-Term Investments (Cost $881,625)	998,921

Principal Amount
SHORT-TERM INVESTMENT — 0.6%
Investment Company — 0.6%
$5,878	JPMorgan Prime Money Market Fund (b) (Cost $5,878)	5,878

Total Investments — 99.8% (Cost $887,503)		1,004,799
Other Assets Less Liabilities — 0.2%		2,432
Net Assets (100%)		$1,007,231

2

Percentages indicated are based on net assets.

As of July 31, 2005, the gross unrealized appreciation (depreciation) of investments based on the  aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$132,273
Aggregate gross unrealized depreciation	(14,977)
Net unrealized appreciation/depreciation	117,296

Federal income tax cost of investments	$887,503

Abbreviations:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

3

ITEM 2. CONTROLS AND PROCEDURES.

(a)          The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         J.P. Morgan Investor Services, Co. now serves as the sub-administrator. The sub-administrator prepares financial reports and administrative filings on behalf of the Registrant. All pre-existing policies and procedures remain substantially the same.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch
George C. W. Gatch
President and Principal Executive Officer
September 22, 2005

By:	/s/ Stephanie Dorsey
Stephanie Dorsey
Treasurer and Principal Financial Officer
September 22, 2005